UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22648
Aspiriant Trust
(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025
 (Address of principal executive offices) (Zip code)
Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025
 (Name and address of agent for service)
Registrant's telephone number, including area code:
(310) 806-4000
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
Item 1. Report to Stockholders.
The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Aspiriant Risk-Managed Taxable Bond Fund
RMTBX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Aspiriant Risk-Managed Taxable Bond Fund ("Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Risk-Managed Taxable Bond Fund ("Taxable Bond Fund" or the "Fund") returned 5.54% for the fiscal year ended March 31, 2026.  Over the same period, Taxable Bond Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), returned 4.35%.  The Fund outperformance was driven in part by its allocations to corporate high-yield bonds and emerging market debt, which returned 7.01% (as measured by the Bloomberg U.S. Corporate High Yield Index) and 9.40% (as measured by J.P. Morgan Emerging Markets Bond Index Global), respectively, for the year ended March 31, 2026.
TOP PERFORMANCE CONTRIBUTORS
  *   Opportunistic underlying funds with exposures to emerging market debt
  *   Opportunistic underlying funds with exposures to direct lending
  *   Opportunistic underlying funds with exposures to higher yield issues
TOP PERFORMANCE DETRACTORS
  *   Underlying funds with higher exposure to the long end of the yield curve
The below-referenced indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The Bloomberg U.S. Aggregate Bond Index is a broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.
The Bloomberg U.S. Corporate High Yield Bond Index is an index that measures the USD-denominated, high yield, fixed-rate corporate bond market.  Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
The J.P. Morgan Emerging Markets Bond Index Global is an independently maintained and widely published index comprised of U.S. dollar-denominated Eurobonds, traded loans, and legacy Brady bonds issued by sovereign and quasi-sovereign entities.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)	5.54%	1.69%	2.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.92%
*	Commenced operations as of the close of business on March 29, 2018.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/fund-performance/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$396,253,920
Total number of portfolio holdings	11
Total advisory fees paid (net)	$269,184
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
Vanguard Total Bond Market Index Fund - Institutional Class	30.0%
PIMCO Income Fund - Institutional Class	16.2%
DoubleLine Total Return Bond Fund - I Class	15.0%
TCW MetWest Total Return Bond Fund - Plan Class	9.9%
River Canyon Total Return Bond Fund - Institutional Class	8.5%
Vanguard Long-Term Treasury ETF	6.0%
GMO Emerging Country Debt Fund, Class VI	5.2%
TPG Twin Brook Capital Income Fund - I Class	3.1%
AG Direct Lending Fund IV Annex, LP	1.7%
Vanguard High-Yield Corporate Fund - Admiral Shares	0.6%
Asset Allocation
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-997-9971 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Aspiriant Risk-Managed Taxable Bond Fund
Aspiriant Risk-Managed Municipal Bond Fund
RMMBX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Aspiriant Risk-Managed Municipal Bond Fund ("Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)	$35	0.34%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Risk-Managed Municipal Bond Fund ("Municipal Bond Fund" or the "Fund") returned 3.78% for the fiscal year ended March 31, 2026.  Over the same period, the Municipal Bond Fund's benchmark, the Bloomberg Municipal Bond Index (the "Benchmark"), returned 4.29%.  High yield municipal bonds, as measured by the Bloomberg High Yield Municipal Bond Index, returned 2.35% for the one-year period ended March 31, 2026, underperforming investment grade bonds, as measured by the Benchmark.
TOP PERFORMANCE CONTRIBUTORS
  *  Strong credit fundamentals across issuers
  *  Persistent investor demand
  *  Supportive credit environment
TOP PERFORMANCE DETRACTORS
  *  Credit quality positioning, especially overweight to higher yield bonds
  *  Duration sensitivity
The below-referenced indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The Bloomberg Municipal Bond Index is considered representative of the tax-exempt bond market.  It includes most investment-grade tax-exempt bonds that are issued by state and local governments.
The Bloomberg High Yield Municipal Index measures the non-investment-grade and nonrated U.S. dollar-denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands).  The index allows state and local general obligation, revenue, insured, and pre-refunded bonds; however, historically the index has been composed of mostly revenue bonds.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)	3.78%	1.24%	2.51%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/fund-performance/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,273,596,158
Total number of portfolio holdings	990
Total advisory fees paid (net)	$2,544,398
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer. The interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
MacKay Municipal Opportunities Fund, LP - Class A	8.2%
iShares National Muni Bond ETF	7.0%
MacKay Municipal Credit Opportunities Fund, LP - Class A	2.1%
City of New York, 5.25%, 03/1/2053, Call 03/1/2034	0.4%
Illinois Finance Authority, 5.25%, 05/15/2048, Call 05/15/2033	0.4%
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2048, Call 12/15/2032	0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	0.3%
County of Miami-Dade, 5.00%, 07/1/2038, Call 07/1/2026	0.3%
Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	0.3%
Metropolitan Atlanta Rapid Transit Authority, 4.00%, 07/1/2035, Call 07/1/2027	0.3%
Asset Allocation
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/. You can also request this information by contacting us at 1-877-997-9971.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-997-9971 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Aspiriant Risk-Managed Municipal Bond Fund

Aspiriant Defensive Allocation Fund
RMDFX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Aspiriant Defensive Allocation Fund ("Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Defensive Allocation Fund (RMDFX)	$22	0.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Defensive Allocation Fund ("Defensive Allocation Fund" or the "Fund") returned 17.99% for the one-year period ended March 31, 2026.  Over the same period, the Fund's primary benchmark, the HFRI Fund of Funds Composite Index (the "Benchmark"), returned 11.62%.  Over the same period, the Bloomberg U.S. Aggregate Bond Index returned 4.35%.
TOP PERFORMANCE CONTRIBUTORS
  *  Core Diversifiers with global asset allocation strategies that invest across a wide range of financial markets and geographies
  *  Underlying funds with allocations to global macro strategies
  *  Allocation to gold exchange-traded fund
TOP PERFORMANCE DETRACTORS
  *  Allocation to event-driven strategies
  *  Allocation to actively traded convertible arbitrage/special situations strategies.
The below-referenced indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The HFRI Fund of Funds Composite Index is an index that is a global, equal-weighted index of Fund of Funds that report to HFR Database.
The Bloomberg U.S. Aggregate Bond Index is a broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aspiriant Defensive Allocation Fund (RMDFX)	17.99%	6.37%	5.47%
HFRI Fund of Funds Composite Index	11.62%	4.88%	5.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/fund-performance-2/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,058,284,293
Total number of portfolio holdings	14
Total advisory fees paid (net)	$1,007,848
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Benchmark-Free Allocation Fund - Class IV	26.0%
Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares	12.6%
iShares Gold Trust	8.8%
Lazard Rathmore Alternative Fund - Class E	6.9%
Victory Pioneer Multi-Asset Income Fund - Class R6	6.6%
JPMorgan Global Allocation Fund - Class R6	6.2%
Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	6.1%
Millennium International, Ltd. - Class GG	6.0%
GMO Equity Dislocation Investment Fund - Class A	5.8%
Elliott Associates, LP - Class C Shares	4.4%
Asset Allocation
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-997-9971 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Aspiriant Defensive Allocation Fund

Aspiriant Risk-Managed Equity Allocation Fund
Advisor class/RMEAX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Aspiriant Risk-Managed Equity Allocation Fund ("Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)	$31	0.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Risk-Managed Equity Allocation Fund ("Equity Allocation Fund" or the "Fund") returned 11.94% for the fiscal year ended March 31, 2026.  Over the same period, Equity Allocation Fund's benchmark, the MSCI ACWI Index, returned 20.01% and MSCI ACWI Minimum Volatility Index returned 3.86%.
TOP PERFORMANCE CONTRIBUTORS
  *   Underlying funds with allocations to emerging markets
  *   Underlying funds with allocations to international developed markets
TOP PERFORMANCE DETRACTORS
  *   Underlying funds with a low volatility mandate
  *   Private funds with long/short exposures
  *   Sub-advisers and underlying funds with quality strategies
The below-referenced indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets.
MSCI ACWI Minimum Volatility Index is composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)	11.94%	7.80%	8.29%
MSCI ACWI Net	20.01%	9.49%	11.33%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/fund-performance/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,283,088,169
Total number of portfolio holdings	119
Total advisory fees paid (net)	$2,168,575
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Quality Fund - Class VI	33.4%
Schwab Fundamental Emerging Markets Equity ETF	7.7%
RIEF Strategic Partners Fund LLC - Series SB	7.4%
Baillie Gifford Emerging Markets Equities Fund - Class K	5.0%
GMO Equity Dislocation Investment Fund - Class A	4.8%
AQR Large Cap Defensive Style Fund - Class R6	4.0%
Viking Global Equities LP - Class H Interests	3.9%
iShares MSCI Global Min Vol Factor ETF	3.1%
iShares MSCI ACWI ETF	2.3%
Microsoft Corp.	1.1%
Asset Allocation
Material Fund Changes
Effective October 31, 2025, Aperio Group, LLC no longer serves as a sub-adviser to the Fund.  There were no changes to the Fund's investment objective or principal investment strategies as a result of this change, except for the elimination of the utilization of a tax-managed approach.
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-997-9971 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Aspiriant Risk-Managed Equity Allocation Fund- Advisor class

(b) Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

(e)	Not applicable.

(f)	The registrant has included with this filing, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mr. Michael D. Leroy is qualified to serve as the audit committee financial expert serving on its audit committee and that he is “independent,” as defined in Form N-CSR Item 3(a)(2).

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Fiscal year ended March 31, 2025	$180,450
Fiscal year ended March 31, 2026	$116,000

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the registrant’s financial statements and were not reported under paragraph (a) of this Item. The audit-related fees include pricing, technology, travel, and other audit-related general expenses.

Fiscal year ended March 31, 2025	$6,850
Fiscal year ended March 31, 2026	$0

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows. The tax services provided include review and signing of the registrant’s income and excise tax returns, and review of excise distribution calculations.

Fiscal year ended March 31, 2025	$40,760
Fiscal year ended March 31, 2026	$16,000

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended March 31, 2025	None
Fiscal year ended March 31, 2026	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) None of the principal accountant’s fees or services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the past two fiscal years.

Fiscal year ended March 31, 2025	$48,233
Fiscal year ended March 31, 2026	$16,000

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the financial statements and other information filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Each, a series of Aspiriant Trust

Annual Financial Statements and Other Information

March 31, 2026

ASPIRIANT TRUST

2

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Schedule of Investments

As of March 31, 2026

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 85.4%
	CORE — 79.6%
6,759,009	DoubleLine Total Return Bond Fund - I Class	$59,546,866
5,932,472	PIMCO Income Fund - Institutional Class	63,952,050
3,435,535	River Canyon Total Return Bond Fund - Institutional Class	33,805,665
4,608,694	TCW MetWest Total Return Bond Fund - Plan Class	39,358,245
12,265,284	Vanguard Total Bond Market Index Fund - Institutional Class [1]	118,727,952
		315,390,778
	OPPORTUNISTIC — 5.8%
891,218	GMO Emerging Country Debt Fund, Class VI	20,480,184
451,871	Vanguard High-Yield Corporate Fund - Admiral Shares	2,462,697
		22,942,881
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $348,927,679)	338,333,659

	EXCHANGE-TRADED FUND — 6.0%
	CORE — 6.0%
429,196	Vanguard Long-Term Treasury ETF	23,758,145

	TOTAL EXCHANGE-TRADED FUND
	(Cost $24,995,470)	23,758,145

	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 3.1%
	OPPORTUNISTIC — 3.1%
492,025	TPG Twin Brook Capital Income Fund - I Class	12,391,659

	TOTAL NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost $12,479,003)	12,391,659

Number of Shares		Value
	PRIVATE FUND[2] — 1.7%
	OPPORTUNISTIC — 1.7%
	AG Direct Lending Fund IV Annex, LP* [3]	$6,541,482
	TOTAL PRIVATE FUND
	(Cost $3,360,750)	6,541,482

	SHORT-TERM INVESTMENT — 4.2%
16,644,258	JPMorgan Prime Money Market Fund - Institutional Shares, 3.65%[4]	16,645,922

	TOTAL SHORT-TERM INVESTMENT
	(Cost $16,647,827)	16,645,922

	TOTAL INVESTMENTS — 100.4%
	(Cost $406,410,729)	397,670,867
	Liabilities in excess of other assets — (0.4)%	(1,416,947)

	TOTAL NET ASSETS — 100.0%	$396,253,920

*Non-income producing security.

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

[2]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2026, the aggregate fair value of these investments is $6,541,482 or 1.7% of the Fund’s net assets.

[3]	The investment was acquired on 4/8/2022. The cost is $3,360,750.

[4]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS — 78.1%
	ALABAMA — 3.0%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,715,441
500,000	Baldwin County Industrial Development Authority, 4.30%, 03/1/2056, Call 12/1/20321 2 3	485,129
375,000	Birmingham-Jefferson Civic Center Authority, 5.00%, 07/1/2048, Call 07/1/2028	377,906
	Black Belt Energy Gas District
2,000,000	5.00%, 07/1/2033, Call 04/1/2033	2,091,978
2,000,000	5.00%, 10/1/2035, Call 07/1/2035	2,003,430
1,000,000	5.00%, 12/1/2035, Call 09/1/2035	1,060,081
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,021,090
500,000	2.77% (SIFMA Municipal Swap Index Yield+ 35 basis points), 10/1/2052, Call 09/1/2026[4]	499,186
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,046,267
500,000	3.07% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[4]	499,319
500,000	5.00%, 12/1/2055, Call 02/1/2035[1]	529,208
1,500,000	5.25%, 05/1/2056, Call 02/1/2032[1]	1,527,931
1,035,000	County of Jefferson Sewer Revenue, 5.25%, 10/1/2049, Call 10/1/2033	1,071,636
1,000,000	Energy Southeast A Cooperative District, 5.25%, 07/1/2054, Call 03/1/2032[1]	1,066,916
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,050,638
875,000	5.00%, 11/15/2037, Call 11/15/2032	915,282
1,000,000	Homewood Educational Building Authority, 5.50%, 10/1/2049, Call 04/1/2034	1,012,111
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	1,103,116
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,403,844

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ALABAMA (Continued)
	Mobile County Industrial Development Authority
$1,500,000	5.00%, 06/1/2054, Call 06/20/2034[2]	$1,430,227
1,000,000	4.75%, 12/1/2054, Call 12/1/2034[2]	919,323
3,000,000	Southeast Alabama Gas Supply District, 5.00%, 08/1/2054, Call 01/1/2032[1]	3,180,436
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	784,504
1,000,000	5.00%, 10/1/2030, Call 07/1/2030	1,061,539
1,500,000	5.00%, 11/1/2035, Call 11/1/2034	1,533,317
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,573,689
500,000	5.25%, 03/1/2055, Call 10/1/2032[1]	514,003
885,000	5.00%, 05/1/2055, Call 11/1/2030[1]	936,536
1,000,000	5.00%, 10/1/2055, Call 08/1/2032[1]	1,064,568
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,021,570
		38,500,221
	ALASKA — 0.2%
2,000,000	Alaska Industrial Development & Export Authority, 4.00%, 10/1/2037, Call 10/1/2029	1,950,620

	ARIZONA — 0.9%
	Arizona Industrial Development Authority
210,000	4.00%, 03/1/2027[3]	209,448
600,000	4.00%, 07/1/2041, Call 07/1/2026	539,893
1,000,000	4.00%, 07/1/2061, Call 07/1/2026	768,596
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20273 5	213,315
1,625,000	Chandler Industrial Development Authority, 4.00%, 6/1/2049, Call 2/1/20291 2	1,646,242
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	992,505
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 05/3/2026[3]	691,259

4

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	$648,179
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 05/3/2026[3]	333,017
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[3]	991,156
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[3]	120,926
	Maricopa County Pollution Control Corp.
500,000	2.40%, 06/1/2035, Call 12/1/2031	425,820
625,000	0.88%, 06/1/2043[1]	618,145
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,123,783
525,000	Sierra Vista Industrial Development Authority, 6.25%, 06/15/2045, Call 06/15/2033	538,170
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	787,751
		11,648,205
	ARKANSAS — 0.1%
500,000	Arkansas Development Finance Authority, 5.45%, 09/1/2052, Call 05/3/2026[2]	504,091
1,255,000	West Memphis School District No. 4, SAW, 2.75%, 02/1/2039, Call 05/3/2026	1,057,587
		1,561,678
	CALIFORNIA — 6.4%
2,000,000	Alameda Corridor Transportation Authority, AGM, 0.00%, 10/1/2052, Call 10/1/2037	1,138,493
1,000,000	Bay Area Toll Authority, 3.67% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[4]	1,001,418
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	952,415

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California Community Choice Financing Authority
$1,000,000	5.00%, 11/1/2033, Call 08/1/2033	$1,070,550
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	506,201
2,125,000	5.00%, 07/1/2053, Call 05/1/2029[1]	2,229,184
750,000	4.08% (SOFR+ 163 basis points), 07/1/2053, Call 05/1/2029[4]	758,803
1,000,000	4.40% (SOFR+ 195 basis points), 12/1/2053, Call 05/1/2029[4]	1,019,602
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,058,248
500,000	5.00%, 01/1/2055, Call 09/1/2032[1]	510,803
780,000	5.00%, 08/1/2055, Call 07/1/2032[1]	809,841
1,000,000	California Community Housing Agency, 5.00%, 04/1/2049, Call 04/1/2029[3]	807,991
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	82,790
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	154,975
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,634,496
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,015,764
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 05/3/2026	905,150
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,007,178
50,000	5.00%, 10/1/2039, Call 10/1/2027[3]	50,005
1,000,000	4.05%, 07/20/2041	954,594
850,000	5.00%, 06/1/2046, Call 06/1/2026	837,625
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[2]	903,030
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20262 3	1,001,465
	California School Finance Authority
650,000	5.00%, 08/1/2036, Call 05/3/2026[3]	650,039
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[3]	1,157,147
900,000	5.00%, 08/1/2041, Call 05/3/2026[3]	895,895

5

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California Statewide Communities Development Authority
$1,500,000	5.25%, 12/1/2044, Call 04/23/2026	$1,501,916
1,000,000	5.50%, 12/1/2054, Call 04/23/2026	1,001,365
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[3]	1,017,852
	Central Valley Energy Authority
500,000	5.00%, 08/1/2034, Call 05/1/2034	526,319
2,125,000	5.00%, 12/1/2055, Call 05/1/2035[1]	2,288,411
	City of Lathrop
490,000	5.00%, 09/2/2040, Call 09/2/2026	490,599
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	989,374
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[2]	1,549,805
1,000,000	5.00%, 05/15/2048, Call 05/15/2029[2]	1,005,968
1,000,000	5.25%, 05/15/2048, Call 05/15/2028[2]	1,013,147
1,000,000	3.25%, 05/15/2049, Call 05/15/2032[2]	739,946
2,000,000	4.00%, 05/15/2051, Call 11/15/2031[2]	1,751,757
1,000,000	5.50%, 05/15/2055, Call 05/15/2035[2]	1,056,560
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 05/3/2026	638,665
1,500,000	CSCDA Community Improvement Authority, 5.00%, 01/1/2054, Call 01/1/2031[3]	1,295,951
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 0.00%, 01/15/2035	1,488,400
3,000,000	Golden State Tobacco Securitization Corp., 0.00%, 06/1/2066, Call 12/1/2031	300,647
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 05/3/2026	1,000,706
2,000,000	Inland Empire Tobacco Securitization Corp., 0.00%, 06/1/2036, Call 04/18/2026	977,678

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	Los Angeles Department of Water & Power
$1,000,000	5.00%, 07/1/2031, Call 07/1/2028	$1,042,539
830,000	5.00%, 07/1/2032, Call 07/1/2029	875,979
925,000	5.00%, 07/1/2033, Call 07/1/2028	960,925
	Los Angeles Department of Water & Power Water System Revenue
1,000,000	5.00%, 07/1/2043, Call 07/1/2035	1,065,348
1,250,000	5.00%, 07/1/2045, Call 07/1/2035	1,313,600
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	355,127
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,873,339
930,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	962,191
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	969,227
415,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 05/3/2026	415,255
1,000,000	Riverside County Transportation Commission, 3.00%, 06/1/2049, Call 06/1/2031	728,227
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	756,263
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,547,661
1,565,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,626,200
	San Diego County Regional Airport Authority
680,000	5.25%, 07/1/2043, Call 07/1/2035[2]	737,933
1,430,000	5.00%, 07/1/2048, Call 07/1/2033[2]	1,448,105
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,076,736
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	650,461
	San Francisco City & County Airport Commission-San Francisco International Airport
1,000,000	5.00%, 05/1/2039, Call 05/1/2029[2]	1,028,838
1,410,000	5.25%, 05/1/2044, Call 05/1/2034[2]	1,501,632

6

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$2,500,000	5.50%, 05/1/2055, Call 05/1/2035[2]	$2,640,953
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	354,454
1,500,000	San Joaquin Valley Clean Energy Authority, 5.50%, 01/1/2056, Call 04/1/2035[1]	1,634,732
550,000	Sanger Unified School District, BAM, 2.25%, 08/1/2046, Call 08/1/2031	362,075
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	406,350
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 05/3/2026	1,000,310
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	591,394
1,390,000	5.00%, 11/1/2033	1,463,819
2,000,000	5.00%, 04/1/2055, Call 06/1/2030[1]	2,085,660
1,250,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	1,073,821
250,000	State of California, 4.00%, 08/1/2038, Call 08/1/2026	250,169
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[3]	103,155
500,000	Yosemite Community College District, 0.00%, 08/1/2042	448,932
		82,100,178
	COLORADO — 4.4%
	Aerotropolis Regional Transportation Authority
970,000	5.00%, 12/1/2051, Call 05/3/2026	880,602
1,500,000	5.75%, 12/1/2054, Call 12/1/2029[3]	1,480,212
1,000,000	Boulder Valley School District No. Re-2 Boulder, SAW, 4.25%, 12/1/2042, Call 05/3/2026	992,891
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 05/3/2026	411,194
1,500,000	Canyons Metropolitan District No. 5, BAM, 5.25%, 12/1/2059, Call 12/1/2034	1,527,988

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	Cathedral Pines Metropolitan District
$580,000	5.00%, 12/1/2031, Call 12/1/2026	$583,652
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	1,977,918
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2040, Call 11/15/2032[2]	1,088,221
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[2]	1,100,121
1,000,000	5.00%, 11/15/2047, Call 11/15/2032[2]	1,013,587
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[2]	2,005,799
1,000,000	Colorado Bridge & Tunnel Enterprise, AG, 5.50%, 12/1/2054, Call 12/1/2034	1,058,187
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 05/3/2026[3]	500,397
390,000	4.75%, 04/1/2030, Call 05/3/2026	390,347
460,000	5.00%, 10/1/2039, Call 10/1/2027[3]	461,029
500,000	4.00%, 07/1/2041, Call 07/1/2031[3]	418,708
550,000	5.25%, 03/1/2056, Call 03/1/2036	568,009
1,425,000	6.88%, 02/1/2059, Call 02/1/2035[3]	1,489,386
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
95,000	5.00%, 08/15/2034, Call 05/3/2026	95,232
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,037,399
500,000	4.00%, 10/1/2039, Call 05/3/2026	466,326
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 05/3/2026	500,689
500,000	5.00%, 06/1/2036, Call 06/1/2027	513,762
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	969,892
500,000	8.00%, 08/1/2043, Call 05/3/2026[5]	314,773
2,000,000	4.00%, 11/15/2043, Call 11/15/2029	1,893,888
2,000,000	5.00%, 05/15/2045, Call 05/3/2026	2,000,775
750,000	4.00%, 11/15/2048, Call 05/15/2028	660,488
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,725,268

7

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$2,800,000	5.25%, 12/1/2050, Call 12/1/2035	$2,876,808
500,000	5.25%, 11/1/2052, Call 11/1/2032	509,087
1,000,000	5.50%, 12/1/2055, Call 12/1/2035	1,035,009
1,000,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2051, Call 04/23/2026	974,397
700,000	Colorado Housing and Finance Authority, GNMA, 3.25%, 05/1/2052, Call 11/1/2030	693,391
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 04/23/2026	500,532
1,059,467	Dawson Trails Metropolitan District No. 1, 0.00%, 12/1/2031, Call 06/1/2026	691,554
1,250,000	Denver City & County Housing Authority, 5.00%, 12/1/2045, Call 12/1/2035	1,265,613
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	502,871
	Denver Health & Hospital Authority
1,470,000	5.00%, 12/1/2039, Call 05/3/2026	1,472,914
335,000	5.13%, 12/1/2050, Call 12/1/2034	331,175
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	566,751
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	422,449
780,000	Grand River Hospital District, AG, 6.00%, 12/1/2044, Call 12/1/2035	889,920
500,000	Hess Ranch Metropolitan District No. 5, 5.50%, 12/1/2044, Call 09/1/2029[3]	506,510
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,813,702
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 05/3/2026	770,508
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 05/3/2026[5]	870,466
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	428,582

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,500,000	Redtail Ridge Metropolitan District, 0.00%, 12/1/2032, Call 03/1/2028	$954,629
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,033,480
1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	1,711,497
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	127,960
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 05/3/2026	932,779
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	575,549
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,053,548
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,014,089
		55,652,510
	CONNECTICUT — 0.3%
1,500,000	Connecticut State Health & Educational Facilities Authority, 4.00%, 07/1/2042, Call 07/1/2032	1,385,419
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[3]	1,010,013
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,507,346
		3,902,778
	DELAWARE — 0.3%
1,435,000	Delaware State Economic Development Authority, 4.00%, 10/1/2040[1]	1,413,025
945,000	Delaware State Housing Authority, GNMA/FNMA/FHLMC, 6.00%, 01/1/2055, Call 07/1/2033	1,035,021
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 04/23/2026	1,499,931
		3,947,977
	DISTRICT OF COLUMBIA — 1.1%
1,000,000	District of Columbia Income Tax Revenue, 5.25%, 05/1/2048, Call 05/1/2033	1,052,453

8

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$5,000,000	District of Columbia Tobacco Settlement Financing Corp., 0.00%, 06/15/2046, Call 05/3/2026	$1,151,683
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,511,680
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	1,837,112
	Metropolitan Washington Airports Authority Aviation Revenue
500,000	5.00%, 10/1/2046, Call 10/1/2031[2]	509,476
1,200,000	5.00%, 10/1/2049, Call 10/1/2029[2]	1,204,498
1,850,000	4.00%, 10/1/2051, Call 10/1/2031[2]	1,587,256
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	753,965
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	1,823,727
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	510,280
875,000	4.00%, 10/1/2036, Call 10/1/2030	887,616
1,000,000	Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2054, Call 07/15/2034	1,017,115
		13,846,861
	FLORIDA — 6.2%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 05/3/2026	1,335,608
1,175,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/3/2026	1,175,026
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	87,992
	Capital Trust Agency, Inc.
200,000	4.38%, 06/15/2027[3]	199,842
350,000	5.35%, 07/1/2029, Call 05/3/2026	350,463
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/3/2026	92,658
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 05/3/2026	500,361
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	525,689

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	$441,245
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	462,389
1,000,000	City of Pensacola Airport Revenue, 5.50%, 10/1/2050, Call 10/1/2035[2]	1,053,901
1,000,000	City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065, Call 05/15/2030[1]	1,076,925
	City of Tampa
1,000,000	5.00%, 11/15/2046, Call 05/15/2026	1,000,530
1,000,000	5.00%, 07/1/2050, Call 07/1/2030	1,002,080
500,000	County of Bay, 5.00%, 09/1/2043, Call 05/3/2026	499,973
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[2]	2,057,208
	County of Broward Airport System Revenue
1,185,000	5.00%, 10/1/2035, Call 10/1/2029[2]	1,237,628
1,000,000	5.00%, 10/1/2036, Call 05/3/2026[2]	1,000,927
1,035,000	County of Broward Convention Center Hotel Revenue, 5.00%, 01/1/2047, Call 01/1/2032	1,068,838
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	897,424
1,500,000	County of Lee Airport Revenue, 5.50%, 10/1/2056, Call 10/1/2036[2]	1,571,780
1,000,000	County of Lee Airport Revenue, AGC, 5.25%, 10/1/2054, Call 10/1/2034[2]	1,024,320
	County of Miami-Dade
4,020,000	5.00%, 07/1/2038, Call 07/1/2026	4,035,902
650,000	4.00%, 07/1/2042, Call 07/1/2028	650,628
	County of Miami-Dade Aviation Revenue
3,000,000	5.00%, 10/1/2036, Call 10/1/2034[2]	3,278,886
500,000	5.00%, 10/1/2049, Call 10/1/2029[2]	499,831
	County of Miami-Dade Transit System
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,793,223

9

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,500,000	4.00%, 07/1/2049, Call 07/1/2030	$1,325,711
1,000,000	County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/2046, Call 04/1/2031	931,136
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[3]	175,827
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	402,296
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	978,328
	Florida Development Finance Corp.
970,000	12.00%, 07/15/2032, Call 04/13/20261 2 3	339,500
645,000	6.25%, 07/1/2034, Call 05/3/2026	645,821
1,000,000	5.50%, 07/1/2053, Call 07/1/2032[2]	745,000
180,000	5.25%, 06/1/2054, Call 06/1/2034[3]	172,615
1,750,000	4.38%, 10/1/2054, Call 07/3/20311 2 3	1,759,053
2,040,000	10.00%, 07/1/2057, Call 05/3/20261 2 3	1,407,600
3,125,000	Florida Development Finance Corp., AGM, 5.25%, 07/1/2047, Call 07/1/2032[2]	3,070,769
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[3]	489,801
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 05/3/2026	1,001,857
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/3/2026	500,166
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/3/2026[2]	999,973
1,000,000	5.50%, 11/1/2037, Call 11/1/2033[2]	1,042,574
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,684,120
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[2]	1,721,444
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,031,830
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,048,093
350,000	Lake Ashton Community Development District, 5.00%, 05/1/2037, Call 05/3/2026	350,140

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,670,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/3/2026	$1,671,368
	Lakewood Ranch Stewardship District
1,245,000	5.13%, 05/1/2047, Call 05/1/2027[3]	1,229,353
1,000,000	3.88%, 05/1/2051, Call 05/1/2030[3]	788,987
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,036,267
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	510,511
100,000	5.75%, 06/15/2042, Call 05/3/2026[3]	100,007
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,018,169
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	968,893
2,000,000	Lee County School Board, 5.25%, 08/1/2050, Call 08/1/2035	2,093,411
825,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/3/2026	825,648
355,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/3/2026	355,170
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 05/3/2026	1,000,740
715,000	Miami-Dade County Housing Finance Authority, FNMA COLL HUD SECT 8, 4.88%, 03/1/2046	711,725
	Miami-Dade County Industrial Development Authority
525,000	5.00%, 09/15/2034, Call 05/3/2026	525,224
330,000	5.25%, 09/15/2044, Call 05/3/2026	320,891
1,000,000	5.38%, 07/1/20651 3	1,026,379
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	690,421
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,504,439

10

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$900,000	River Hall Community Development District, 5.63%, 05/1/2055, Call 11/1/2034[3]	$869,399
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,545,942
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/3/2026	99,997
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,011,702
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028	136,709
405,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/3/2026	405,263
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,049,714
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	804,502
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,026,964
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	782,270
		78,854,996
	GEORGIA — 2.7%
250,000	Atlanta Development Authority, 5.50%, 04/1/2039, Call 04/1/2029[3]	255,331
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,082,358
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	963,026
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	1,951,870
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	443,381
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	937,296

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	$506,928
	George L Smith II Congress Center Authority
500,000	5.00%, 01/1/2054, Call 01/1/2031[3]	461,044
1,000,000	4.00%, 01/1/2054, Call 01/1/2031	824,289
	Georgia Housing & Finance Authority
725,000	5.00%, 12/1/2042, Call 06/1/2033	767,285
1,000,000	4.70%, 12/1/2054, Call 06/1/2033	979,155
170,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[3]	170,894
	Main Street Natural Gas, Inc.
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,515,993
1,000,000	5.00%, 05/15/2043, Call 05/15/2029	1,007,653
1,000,000	5.00%, 05/15/2049	1,008,671
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,365,921
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 3	1,497,018
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,043,650
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,046,731
1,320,000	5.00%, 09/1/2053, Call 06/1/2030[1]	1,388,307
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,117,932
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,101,349
1,000,000	5.00%, 05/1/2054, Call 06/1/2031[1]	1,060,180
250,000	5.00%, 12/1/2055, Call 09/1/2035[1]	262,654
4,000,000	Metropolitan Atlanta Rapid Transit Authority, 4.00%, 07/1/2035, Call 07/1/2027	4,032,395
	Municipal Electric Authority of Georgia
750,000	5.00%, 07/1/2052, Call 07/1/2032	757,997
200,000	5.00%, 01/1/2056, Call 01/1/2030	199,639
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	988,104
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,350,244
	Savannah Georgia Convention Center Authority
250,000	5.25%, 06/1/2061, Call 06/1/2035	242,144
1,000,000	6.25%, 06/1/2061, Call 06/1/2035[3]	989,885

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,000,000	Savannah Georgia Convention Center Authority, AG, 5.00%, 06/1/2058, Call 06/1/2035	$1,002,759
		34,322,083
	GUAM — 0.0%[6]
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	238,157

	HAWAII — 0.2%
	State of Hawaii Airports System Revenue
1,000,000	5.00%, 07/1/2048, Call 07/1/2028[2]	1,003,509
1,000,000	5.25%, 07/1/2051, Call 07/1/2035[2]	1,028,654
		2,032,163
	IDAHO — 0.2%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 05/3/2026	300,118
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[3]	376,243
415,000	6.00%, 07/1/2049, Call 07/1/2028[3]	416,565
565,000	6.00%, 07/1/2054, Call 07/1/2028[3]	565,058
1,000,000	Spring Valley Community Infrastructure District No. 1, 6.25%, 09/1/2054, Call 09/1/2030[3]	1,024,227
		2,682,211
	ILLINOIS — 8.1%
	Chicago Board of Education
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,000,804
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	966,517
1,000,000	5.00%, 12/1/2046, Call 05/3/2026	914,308
2,500,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,617,092
1,615,000	Chicago Midway International Airport, 5.00%, 01/1/2046, Call 01/1/2035	1,683,921
	Chicago O’Hare International Airport
40,000	3.88%, 01/1/2032, Call 05/3/2026	40,007
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	513,935
1,000,000	4.00%, 01/1/2044, Call 01/1/2029	940,487
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[2]	1,000,177
1,485,000	5.50%, 01/1/2048, Call 01/1/2035[2]	1,569,308

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$625,000	5.50%, 01/1/2055, Call 01/1/2032[2]	$643,270
740,000	5.50%, 01/1/2059, Call 01/1/2034[2]	764,851
1,000,000	Chicago O’Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[2]	1,025,403
3,250,000	Chicago O’Hare International Airport, BAM, 5.00%, 01/1/2060, Call 01/1/2033[2]	3,207,338
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,507,193
	Chicago Transit Authority Sales Tax Receipts Fund
900,000	5.00%, 12/1/2049, Call 12/1/2034	913,070
2,265,000	5.25%, 12/1/2051, Call 12/1/2035	2,354,241
1,500,000	5.00%, 12/1/2055, Call 12/1/2029	1,506,856
1,000,000	5.50%, 12/1/2056, Call 12/1/2035	1,047,945
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	1,935,618
	City of Chicago
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,883,365
700,000	5.00%, 01/1/2043, Call 01/1/2033	684,578
1,150,000	5.00%, 01/1/2044, Call 01/1/2033	1,109,204
1,000,000	5.25%, 01/1/2045, Call 01/1/2033	985,017
2,000,000	City of Joliet Waterworks & Sewerage Revenue, BAM, 5.25%, 01/1/2050, Call 01/1/2035	2,069,883
750,000	City of Naperville, 4.00%, 12/1/2041, Call 12/1/2033	755,312
	Cook County Community College District No. 508, BAM
1,250,000	5.00%, 12/1/2039, Call 12/1/2033	1,338,434
200,000	5.50%, 12/1/2051, Call 12/1/2035	211,336
1,100,000	Cook County Township High School District No. 201 J Sterling Morton, AG, 5.00%, 06/1/2045, Call 06/1/2036	1,154,871
1,000,000	County of Cook Sales Tax Revenue, 5.00%, 11/15/2038, Call 11/15/2030	1,052,141
900,000	Grand Prairie Water Commission, BAM, 5.25%, 01/1/2050, Call 01/1/2035	937,334
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 05/3/2026	2,000,413

12

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$570,000	3.90%, 11/1/2036, Call 11/1/2027	$574,635
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	703,677
425,000	5.00%, 08/1/2027	434,046
500,000	5.00%, 08/1/2028, Call 08/1/2027	509,116
670,000	5.00%, 03/1/2033, Call 03/1/2027	676,780
55,000	5.00%, 02/15/2034, Call 02/15/2027	56,139
260,000	5.00%, 02/15/2034, Call 02/15/2027	263,329
500,000	5.00%, 03/1/2034, Call 03/1/2027	504,558
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,312,149
225,000	5.00%, 02/15/2037, Call 08/15/2027	225,328
600,000	4.00%, 08/15/2037, Call 08/15/2031	586,575
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,696,180
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	967,379
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	860,710
1,000,000	4.80%, 12/1/2043, Call 07/1/20331 2 3	1,007,539
845,000	4.80%, 12/1/2043, Call 07/1/20331 2 3	851,370
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,658,421
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,918,346
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	1,948,972
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,100,316
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	950,741
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,513,642
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,093,706
1,000,000	4.13%, 12/1/2050, Call 12/1/20321 2 3	976,610
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 04/28/2026	3,049,882
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,057,845
375,000	5.00%, 01/1/2040, Call 05/3/2026	374,972
2,775,000	5.00%, 01/1/2040, Call 05/3/2026	2,774,793

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$2,000,000	4.00%, 01/1/2046, Call 01/1/2032	$1,846,202
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,548,166
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,033,182
1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	1,841,982
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	990,467
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	471,746
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,350,324
720,000	5.50%, 06/15/2053, Call 05/3/2026	720,160
1,000,000	5.00%, 06/15/2053, Call 05/3/2026	983,092
530,000	5.00%, 06/15/2057, Call 12/15/2027	516,778
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,919,404
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,006,416
500,000	Sales Tax Securitization Corp., 4.00%, 01/1/2038, Call 01/1/2030	489,473
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	735,883
1,000,000	Southwestern Illinois Development Authority, BAM, 5.50%, 04/1/2050, Call 04/1/2035	1,068,203
	State of Illinois
1,000,000	5.00%, 11/1/2026	1,012,721
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,880,903
660,000	5.00%, 03/1/2036, Call 03/1/2031	696,053
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	986,384
875,000	3.00%, 12/1/2041, Call 12/1/2031	694,070
500,000	5.00%, 03/1/2046, Call 03/1/2031	504,939

13

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	$2,003,769
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,510,270
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[3]	580,140
1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 05/3/2026	1,493,685
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	463,161
250,000	0.00%, 01/1/2032	201,910
735,000	Will County Community Unit School District No. 201-U Crete-Monee, AG, 4.00%, 01/1/2036, Call 05/3/2026	735,123
560,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 04/23/2026	559,980
		103,826,571
	INDIANA — 0.9%
325,000	City of Carmel Waterworks Revenue, BAM, 5.25%, 05/1/2047, Call 05/1/2032	337,528
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,345,939
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	973,835
1,000,000	3.00%, 11/1/2030	973,835
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,021,248
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,591,490
2,000,000	Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/15/2039, Call 01/15/2035	2,188,685
1,150,000	IPS Multi-School Building Corp., ST AID INTERCEPT, 5.00%, 07/15/2045, Call 07/15/2035	1,202,444
400,000	IPS Multi-School Building Corp., ST INTERCEPT, 5.00%, 07/15/2044, Call 07/15/2033	420,157
		12,055,161

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IOWA — 0.6%
	Iowa Finance Authority
$2,520,000	4.75%, 08/1/2042, Call 05/3/2026	$2,520,192
1,000,000	5.00%, 12/1/2050, Call 12/1/2032	1,127,045
3,200,000	Iowa Finance Authority, GNMA/FNMA/FHLMC, 2.42%, 07/1/2049, Call 04/2/2026[1]	3,200,000
4,485,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	612,106
		7,459,343
	KANSAS — 0.1%
1,000,000	City of Wichita , 5.88%, 05/15/2050, Call 05/15/2031	960,550
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	980,757
		1,941,307
	KENTUCKY — 1.1%
1,000,000	County of Carroll, 2.13%, 10/1/2034, Call 06/1/2031[2]	833,323
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	200,474
1,100,000	5.00%, 07/1/2040, Call 05/3/2026	1,100,596
2,000,000	5.00%, 06/1/2045, Call 06/1/2027	1,978,995
1,500,000	Kentucky Municipal Energy Agency, AG, 5.00%, 01/1/2055, Call 01/1/2035	1,512,725
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	769,627
	Kentucky Public Energy Authority
1,000,000	5.00%, 05/1/2036, Call 02/1/2036	1,053,347
500,000	5.25%, 06/1/2055, Call 09/1/2029[1]	529,313
1,000,000	Kentucky State Property & Building Commission, 5.00%, 09/1/2044, Call 09/1/2035	1,072,148
	Louisville/Jefferson County Metropolitan Government
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,580,577
2,500,000	5.00%, 05/15/2052, Call 05/15/2032	2,363,358
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,007,211
		14,001,694

14

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA — 1.5%
$1,000,000	City of Shreveport Water & Sewer Revenue, AG, 5.00%, 12/1/2035	$1,122,478
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,529,547
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	1,013,277
415,000	Louisiana Housing Corp., GNMA/FNMA/FHLMC, 3.25%, 06/1/2052, Call 06/1/2030	411,125
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,220,722
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,008,885
	Louisiana Public Facilities Authority
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,410,933
1,500,000	5.25%, 10/1/2053, Call 04/1/2033	1,473,823
1,000,000	5.50%, 09/1/2054, Call 09/1/2034[2]	1,012,931
1,000,000	5.75%, 09/1/2064, Call 09/1/2034[2]	1,026,006
2,500,000	5.00%, 09/1/2066, Call 09/1/2034[2]	2,359,139
500,000	Louisiana Public Facilities Authority, AG, 5.25%, 07/1/2050, Call 07/1/2035	519,424
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,029,308
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	515,902
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[2]	1,499,993
1,270,000	New Orleans Aviation Board, AG-CR, 5.25%, 01/1/2044, Call 01/1/2034[2]	1,341,046
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,278,884
		19,773,423
	MAINE — 0.4%
1,325,000	City of Lewiston, 1.38%, 02/15/2033, Call 02/15/2028	1,086,711
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,639,438

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE (Continued)
$1,000,000	5.00%, 07/1/2041, Call 07/1/2026	$944,565
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	505,448
500,000	4.00%, 07/1/2039, Call 07/1/2031	501,358
50,000	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY, 5.00%, 07/1/2028, Call 07/1/2027	51,378
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 05/3/2026[2]	501,158
		5,230,056
	MARYLAND — 1.3%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,525,750
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,485,701
1,000,000	5.00%, 07/1/2049, Call 07/1/2029	1,012,413
1,000,000	County of Baltimore, 5.00%, 02/1/2046, Call 04/23/2026	1,001,466
1,245,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,274,615
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 05/3/2026	1,600,807
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,001,317
	Maryland Health & Higher Educational Facilities Authority
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,070,365
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	888,068
1,000,000	4.00%, 04/15/2050, Call 04/15/2030	852,492
1,000,000	Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/1/2039, Call 06/1/2029[2]	963,978
1,080,000	Montgomery County Housing Opportunities Commission, 3.30%, 07/1/2039, Call 01/1/2028[2]	973,778
1,000,000	University System of Maryland, 4.00%, 04/1/2051, Call 04/1/2031	910,908

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	$941,904
		16,503,562
	MASSACHUSETTS — 0.8%
500,000	City of Revere, SAW, 4.00%, 08/1/2047, Call 08/1/2031	462,848
645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	501,635
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	120,042
1,000,000	Commonwealth of Massachusetts, 5.00%, 01/1/2054, Call 01/1/2034	1,026,627
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 04/23/2026	1,000,295
500,000	5.50%, 10/1/2045, Call 10/1/2035	513,175
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	1,001,095
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,207,805
745,000	5.00%, 07/1/2054, Call 01/1/2034	754,985
1,000,000	Massachusetts Development Finance Agency, AG, 5.00%, 07/1/2050, Call 07/1/2035	1,033,930
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[2]	1,034,992
185,000	4.25%, 07/1/2046, Call 07/1/2026[2]	163,649
1,000,000	Massachusetts Housing Finance Agency, 4.50%, 06/1/2056, Call 04/23/2026	955,261
500,000	Massachusetts Housing Finance Agency, FHA, 3.10%, 12/1/2044, Call 12/1/2028	415,463
420,000	Massachusetts Port Authority, 5.00%, 07/1/2051, Call 07/1/2031[2]	421,687
		10,613,489
	MICHIGAN — 1.7%
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,004,441
730,000	Great Lakes Water Authority Water Supply System Revenue, 5.50%, 07/1/2050, Call 01/1/2035	776,527

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$400,000	Lansing Board of Water & Light, 5.25%, 07/1/2054, Call 07/1/2034	$413,772
	Michigan Finance Authority
160,000	5.00%, 06/1/2029, Call 05/3/2026	147,708
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,326,650
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,005,911
625,000	5.25%, 12/1/2041, Call 06/1/2026	626,575
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,845,547
500,000	5.00%, 12/1/2046, Call 06/1/2027	503,455
950,000	4.00%, 12/1/2047, Call 12/1/2031	837,825
1,000,000	5.00%, 11/15/2048, Call 11/2/2029	1,009,540
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	862,638
1,000,000	4.38%, 02/28/2054, Call 02/28/2034	905,569
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	891,067
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,021,105
	Michigan State Housing Development Authority
500,000	3.20%, 12/1/2026	500,721
1,250,000	2.13%, 10/1/2036, Call 10/1/2030	1,003,292
375,000	4.70%, 12/1/2043, Call 06/1/2032	380,583
1,000,000	Okemos Public Schools, Q-SBLF, 5.00%, 05/1/2054, Call 05/1/2034	1,014,045
1,000,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	932,166
	Wayne County Airport Authority
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,530,685
1,000,000	5.00%, 12/1/2043, Call 12/1/2035	1,076,843
		21,616,665
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 05/3/2026	250,101
	City of Minneapolis
70,000	5.00%, 12/1/2037, Call 12/1/2027[3]	67,852
1,000,000	5.00%, 11/15/2049, Call 11/15/2028	969,980

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
	Duluth Economic Development Authority
$2,500,000	5.25%, 02/15/2058, Call 02/15/2028	$2,500,665
1,000,000	5.00%, 02/15/2058, Call 02/15/2028	945,037
		4,733,635
	MISSISSIPPI — 0.4%
265,000	County of Warren, 4.00%, 09/1/2032	270,095
825,000	Mississippi Home Corp., GNMA/FNMA/FHLMC, 5.50%, 06/1/2050, Call 01/1/2034	871,073
4,000,000	State of Mississippi, 4.00%, 10/1/2036, Call 10/1/2027	4,016,509
		5,157,677
	MISSOURI — 0.7%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	70,010
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	613,232
445,000	5.00%, 10/1/2047, Call 10/1/2027	406,292
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,021,015
350,000	4.00%, 11/15/2049, Call 11/15/2027	312,305
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,197,809
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[2]	1,008,913
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[2]	1,044,918
2,000,000	5.00%, 03/1/2054, Call 03/1/2029[2]	1,968,328
500,000	Missouri Development Finance Board, 6.50%, 06/15/2045, Call 12/15/2035[3]	498,471
1,285,000	Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.65%, 11/1/2049, Call 05/1/2033	1,262,774
		9,404,067

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEBRASKA — 0.2%
$1,000,000	Central Plains Energy Project, 5.00%, 08/1/2055, Call 05/1/2031[1]	$1,059,045
900,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	920,694
1,000,000	Omaha Public Power District, 5.25%, 02/1/2052, Call 02/1/2032	1,033,147
		3,012,886
	NEVADA — 0.7%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	242,242
1,195,000	Clark County School District, 2.00%, 06/15/2028, Call 04/23/2026	1,154,871
	County of Clark
500,000	2.10%, 06/1/2031	454,379
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,561,612
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,022,088
750,000	4.00%, 07/1/2049, Call 07/1/2028	664,867
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,008,179
1,300,000	4.00%, 06/1/2046, Call 12/1/2031	1,240,116
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 04/23/2026[3]	595,096
		8,943,450
	NEW HAMPSHIRE — 0.7%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,034,568
450,628	4.13%, 01/20/2034	451,983
650,000	6.89%, 04/1/2034, Call 01/1/2034[3]	680,088
500,000	0.00%, 12/15/2034, Call 12/15/2028[3]	283,066
990,944	4.17%, 01/20/2041[1]	959,873
1,829,823	4.25%, 07/20/2041	1,800,823
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,036,836
	New Hampshire Health and Education Facilities Authority Act
215,000	5.00%, 08/1/2037, Call 02/1/2028	220,790
1,000,000	4.00%, 08/1/2043, Call 08/1/2029	934,747

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW HAMPSHIRE (Continued)
$1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	$1,039,572
		8,442,346
	NEW JERSEY — 1.9%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	883,636
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	993,423
100,000	5.00%, 07/15/2032, Call 07/15/2027	101,157
500,000	5.00%, 07/1/2033, Call 07/1/2027	506,767
280,000	6.00%, 10/1/2034, Call 05/3/2026[3]	280,281
880,000	5.00%, 06/15/2036, Call 12/15/2026	896,030
350,000	6.30%, 10/1/2049, Call 05/3/2026[3]	350,132
	New Jersey Health Care Facilities Financing Authority
1,175,000	5.00%, 07/1/2046, Call 05/3/2026	1,176,799
750,000	4.25%, 07/1/2054, Call 07/1/2034	696,368
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	519,146
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	761,277
	New Jersey Transportation Trust Fund Authority
500,000	5.00%, 06/15/2040, Call 12/15/2030	525,740
1,850,000	5.25%, 06/15/2041, Call 12/15/2034	2,040,731
500,000	4.00%, 06/15/2042, Call 06/15/2032	489,310
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,066,776
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,317,555
1,060,000	5.00%, 06/15/2050, Call 12/15/2035	1,090,544
1,000,000	5.25%, 06/15/2050, Call 12/15/2035	1,047,152
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,824,811
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	1,015,833

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	$370,222
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,659,827
		23,613,517
	NEW MEXICO — 0.1%
700,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 05/3/2026	701,885

	NEW YORK — 6.8%
500,000	Albany Capital Resource Corp., 5.25%, 05/1/2050, Call 05/1/2035	523,507
750,000	Build NYC Resource Corp., 5.00%, 06/1/2036, Call 06/1/2034[3]	771,156
4,400,000	City of New York, 5.25%, 03/1/2053, Call 03/1/2034	4,548,802
750,000	County of Orange, 2.38%, 06/15/2029, Call 05/3/2026	725,198
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	964,024
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	994,227
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	770,841
2,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/2049, Call 05/15/2034	2,067,689
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,696,024
1,845,000	Metropolitan Transportation Authority, BAM, 4.00%, 11/15/2048, Call 05/15/2034	1,659,062
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 05/3/2026	651,696
2,300,000	New York City Housing Development Corp., 2.55%, 11/1/2045, Call 02/1/2029	1,638,149
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	510,987
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,044,460

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,535,000	5.25%, 06/15/2054, Call 12/15/2033	$1,596,053
1,500,000	5.25%, 06/15/2054, Call 06/15/2034	1,562,859
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,415,000	5.00%, 11/1/2039, Call 05/1/2035	1,548,326
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	978,903
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	971,265
725,000	5.50%, 11/1/2045, Call 11/1/2032	777,204
585,000	5.25%, 05/1/2047, Call 11/1/2035	621,757
2,435,000	5.25%, 05/1/2048, Call 11/1/2035	2,573,857
350,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	355,789
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,137,187
2,000,000	5.38%, 11/15/2040, Call 04/23/2026[3]	1,991,402
730,000	3.00%, 02/15/2042, Call 02/15/2030	610,733
1,000,000	4.00%, 02/15/2043, Call 02/15/2030	943,967
2,000,000	5.00%, 11/15/2044, Call 04/23/2026[3]	2,000,067
1,500,000	7.25%, 11/15/2044, Call 04/23/2026[3]	1,501,261
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	733,089
615,000	New York Power Authority, 4.00%, 11/15/2049, Call 11/15/2034	554,720
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	849,270
500,000	4.00%, 07/1/2048, Call 07/1/2031	435,627
1,120,000	5.25%, 07/1/2050, Call 07/1/2035	1,111,221
650,000	5.00%, 03/15/2051, Call 03/15/2035	670,309
1,500,000	5.25%, 03/15/2052, Call 03/15/2034	1,563,586
1,000,000	4.00%, 03/15/2054, Call 03/15/2034	876,593
240,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	245,564

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	New York State Urban Development Corp.
$1,000,000	4.00%, 03/15/2038, Call 09/15/2031	$1,004,566
2,000,000	5.00%, 03/15/2063, Call 09/15/2033	2,028,375
	New York Transportation Development Corp.
1,000,000	5.00%, 12/1/2033, Call 12/1/2032[2]	1,074,744
500,000	5.50%, 06/30/2039, Call 06/30/2034[2]	540,583
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[2]	2,536,541
2,500,000	4.38%, 10/1/2045, Call 10/1/2030[2]	2,331,643
3,000,000	5.00%, 07/1/2046, Call 05/3/2026[2]	2,999,873
1,925,000	5.00%, 06/30/2049, Call 06/30/2031[2]	1,916,411
2,250,000	5.25%, 01/1/2050, Call 05/3/2026[2]	2,250,068
1,500,000	6.00%, 06/30/2054, Call 06/30/2031[2]	1,554,574
2,780,000	6.00%, 06/30/2055, Call 06/30/2034[2]	2,925,709
1,955,000	5.00%, 06/30/2060, Call 06/30/2033[2]	1,847,548
1,000,000	5.50%, 06/30/2060, Call 06/30/2033[2]	1,002,202
1,000,000	5.38%, 06/30/2060, Call 06/30/2031[2]	992,746
	New York Transportation Development Corp., AG
1,475,000	6.00%, 06/30/2045, Call 06/30/2034[2]	1,625,292
1,000,000	5.13%, 06/30/2060, Call 06/30/2031[2]	994,123
1,220,000	New York Transportation Development Corp., AGC, 5.25%, 12/31/2054, Call 12/31/2034[2]	1,227,825
1,000,000	New York Transportation Development Corp., AGM, 5.50%, 06/30/2044, Call 06/30/2031[2]	1,048,127
1,000,000	Niagara Frontier Transportation Authority Airport System Revenues, 5.00%, 04/1/2037, Call 04/1/2029[2]	1,024,392
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 05/3/2026	235,050
500,000	5.00%, 07/1/2045, Call 05/3/2026	496,551

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	Port Authority of New York & New Jersey
$3,000,000	5.00%, 12/1/2048, Call 12/1/2033[2]	$3,022,593
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[2]	1,311,709
	Triborough Bridge & Tunnel Authority
1,000,000	5.00%, 11/15/2043, Call 11/15/2033	1,068,380
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,050,703
	Triborough Bridge & Tunnel Authority Sales Tax Revenue
1,000,000	5.00%, 05/15/2054, Call 05/15/2034	1,021,480
1,000,000	5.25%, 05/15/2064, Call 05/15/2034	1,032,549
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	897,759
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	262,936
		86,101,483
	NORTH CAROLINA — 0.5%
1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,072,367
750,000	Columbus County Industrial Facilities & Pollution Control Financing Authority, 4.20%, 05/1/2034	773,793
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[2]	1,029,222
	North Carolina Housing Finance Agency
695,000	3.85%, 07/1/2038, Call 07/1/2027	678,837
205,000	4.00%, 07/1/2048, Call 07/1/2027	205,999
1,000,000	North Carolina Housing Finance Agency, GNMA/FNMA/FHLMC, 3.00%, 07/1/2051, Call 01/1/2030	988,833
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	613,250
1,000,000	North Carolina Turnpike Authority, AG, 5.00%, 01/1/2058, Call 01/1/2034	1,000,480

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH CAROLINA (Continued)
$765,000	Town of Apex, 2.00%, 06/1/2033, Call 06/1/2030	$679,273
		7,042,054
	NORTH DAKOTA — 0.4%
1,000,000	City of Horace, 5.00%, 05/1/2050, Call 05/1/2033	972,654
300,000	City of Horace, BAM, 4.75%, 05/1/2052, Call 05/1/2035	289,078
200,000	County of Burleigh, 4.38%, 04/15/2026	199,986
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,668,172
	North Dakota Housing Finance Agency
585,000	3.30%, 01/1/2033, Call 01/1/2032	564,456
910,000	3.00%, 01/1/2052, Call 07/1/2030	896,732
		4,591,078
	OHIO — 1.6%
3,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	2,422,500
225,000	City of Akron, 5.00%, 12/1/2026	226,933
2,000,000	City of Chillicothe, 5.00%, 12/1/2047, Call 12/1/2027	1,939,122
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	928,161
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	713,109
500,000	Columbus Regional Airport Authority, 5.25%, 01/1/2041, Call 01/1/2035[2]	535,339
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,124,935
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	1,983,777
1,500,000	5.00%, 09/15/2050, Call 03/15/2030	1,413,759
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,887,782
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 05/3/2026	492,943
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,350,896

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$500,000	Jonathan Alder Local School District, 5.00%, 12/1/2055, Call 12/1/2035	$513,522
1,500,000	Ohio Air Quality Development Authority, 5.00%, 07/1/2049, Call 07/1/20292 3	1,360,151
945,000	Ohio Housing Finance Agency, 4.65%, 09/1/2054, Call 09/1/2033	914,314
1,000,000	Yellow Springs Exempt Village School District, BAM, 5.50%, 12/1/2060, Call 12/1/2030	1,038,993
		19,846,236
	OKLAHOMA — 0.7%
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,007,462
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,043,440
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,013,689
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,690,377
985,000	Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.25%, 09/1/2056, Call 03/1/2033	1,102,476
750,000	Oklahoma Municipal Power Authority, AG, 5.25%, 01/1/2051, Call 01/1/2036	790,275
1,000,000	Oklahoma Water Resources Board, 5.00%, 10/1/2046, Call 10/1/2032	1,053,465
750,000	Tulsa Municipal Airport Trust Trustees, 6.25%, 12/1/2035[2]	850,701
570,000	University of Oklahoma, BAM, 4.13%, 07/1/2054, Call 07/1/2034	520,895
		9,072,780
	OREGON — 0.2%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	961,713
	Oregon State Facilities Authority
45,000	5.00%, 10/1/2046, Call 10/1/2026	45,517
720,000	5.00%, 10/1/2046, Call 10/1/2026	704,996
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	450,163

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OREGON (Continued)
$1,000,000	Tri-County Metropolitan Transportation District of Oregon, 3.00%, 09/1/2044, Call 09/1/2029	$820,827
		2,983,216
	PENNSYLVANIA — 3.3%
1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[2]	1,565,959
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[2]	2,529,199
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	315,759
90,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 04/23/2026	87,186
	Allentown Neighborhood Improvement Zone Development Authority
250,000	5.00%, 05/1/2042, Call 05/1/2032	258,676
200,000	5.25%, 05/1/2042, Call 05/1/2031[3]	202,566
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[2]	945,813
1,825,000	Commonwealth Financing Authority, 5.00%, 06/1/2034, Call 06/1/2028	1,887,431
3,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	2,886,111
1,000,000	County of Allegheny, 5.00%, 11/1/2041, Call 11/1/2026	1,005,604
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	361,880
1,000,000	DuBois Hospital Authority, BAM, 4.00%, 07/15/2043, Call 01/15/2028	931,015
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 05/3/2026	265,075
1,000,000	Geisinger Authority, 4.00%, 04/1/2039, Call 04/1/2030	974,366
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	666,827

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
	Pennsylvania Economic Development Financing Authority
$300,000	10.00%, 12/1/20402 3 5	$30
300,000	10.00%, 12/1/20403 5	30
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	899,782
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	868,955
1,250,000	5.75%, 06/30/2048, Call 12/31/2032[2]	1,299,396
1,000,000	5.45%, 03/1/2056, Call 12/1/20301 2 3	1,001,540
500,000	Pennsylvania Economic Development Financing Authority Parking System Revenue, AGM, 5.00%, 01/1/2040, Call 01/1/2032	528,099
1,500,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[2]	1,554,832
500,000	Pennsylvania Higher Education Assistance Agency, 4.75%, 06/1/2046, Call 06/1/2034[2]	486,828
	Pennsylvania Higher Educational Facilities Authority
660,000	4.00%, 06/15/2035, Call 06/15/2026	633,362
1,000,000	5.50%, 11/1/2054, Call 11/1/2034	1,025,819
1,000,000	Pennsylvania Higher Educational Facilities Authority, AG, 5.00%, 11/1/2051, Call 11/1/2034	1,010,165
1,980,000	Pennsylvania Housing Finance Agency, 4.60%, 10/1/2049, Call 10/1/2032	1,932,795
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,049,384
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,078,441
500,000	5.00%, 12/1/2041, Call 06/1/2026	502,002
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,027,538
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	922,499
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,010,506
500,000	5.25%, 12/1/2052, Call 12/1/2032	518,894
	Philadelphia Authority for Industrial Development
850,000	4.00%, 11/1/2037, Call 11/1/2029	838,975
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	821,051

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$500,000	5.50%, 07/1/2053, Call 07/1/2034	$528,601
100,000	2.65%, 07/1/2054, Call 04/2/2026[1]	100,000
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,075,005
500,000	Philadelphia Housing Authority, 5.00%, 03/1/2045, Call 03/1/2035	512,421
500,000	Pittsburgh Water & Sewer Authority, 5.00%, 09/1/2056, Call 09/1/2036	509,695
1,000,000	School District of Philadelphia, BAM-TCRS ST AID WITHHLDG, 4.00%, 09/1/2041, Call 09/1/2031	987,616
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,051
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,000,977
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	853,151
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	276,122
1,000,000	Union County Hospital Authority, 5.00%, 08/1/2048, Call 04/23/2026	978,316
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 04/23/2026	500,101
		42,221,446
	PUERTO RICO — 0.8%
	Commonwealth of Puerto Rico
61,305	5.63%, 07/1/2027	62,495
1,060,310	5.63%, 07/1/2029	1,119,904
1,558,579	5.75%, 07/1/2031	1,702,450
55,548	4.00%, 07/1/2033, Call 07/1/2031	55,484
71,485	0.00%, 07/1/2033, Call 07/1/2031	51,959
49,930	4.00%, 07/1/2035, Call 07/1/2031	49,235
42,853	4.00%, 07/1/2037, Call 07/1/2031	41,416
213,963	0.00%, 11/1/2043[1]	143,623
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 05/3/2026[5]	1,330,000
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
1,125,000	4.33%, 07/1/2040, Call 07/1/2028	1,109,980
1,000,000	4.75%, 07/1/2053, Call 07/1/2028	932,562

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PUERTO RICO (Continued)
$4,300,000	5.00%, 07/1/2058, Call 07/1/2028	$4,094,138
		10,693,246
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,538,600
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	512,546
		2,051,146
	SOUTH CAROLINA — 1.1%
1,000,000	Charleston County Airport District, 5.25%, 07/1/2049, Call 07/1/2034[2]	1,023,289
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/3/2026	2,001,443
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	537,873
	South Carolina Jobs-Economic Development Authority
250,000	5.50%, 11/15/2044, Call 11/15/2034	256,373
250,000	5.13%, 04/1/2046, Call 04/1/2033	250,362
1,000,000	5.38%, 04/1/2056, Call 04/1/2033	999,040
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,038,498
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,614,241
730,000	5.00%, 12/1/2055, Call 04/23/2026	716,804
1,015,000	5.25%, 12/1/2055, Call 05/3/2026	1,015,068
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,024,047
		13,477,038
	SOUTH DAKOTA — 0.1%
690,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 05/3/2026	691,642

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE — 1.0%
$1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/1/2053, Call 05/1/2033	$1,019,286
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,029,984
	Metropolitan Nashville Airport Authority
1,000,000	5.50%, 07/1/2039, Call 07/1/2032[2]	1,090,897
1,000,000	5.25%, 07/1/2047, Call 07/1/2032[2]	1,029,007
1,230,000	5.25%, 07/1/2051, Call 01/1/2036[2]	1,266,744
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,515,096
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,063,455
	Tennessee Energy Acquisition Corp.
3,000,000	5.63%, 09/1/2026	3,021,113
1,500,000	5.00%, 12/1/2035, Call 09/1/2035	1,589,566
		12,625,148
	TEXAS — 7.6%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	78,576
1,000,000	Austin Community College District, 5.25%, 08/1/2053, Call 08/1/2033	1,040,548
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	320,822
155,000	Canyon Falls Municipal Utility District No. 1, 2.75%, 02/15/2038, Call 02/15/2027	119,426
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	1,047,304
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,031,273
	Central Texas Turnpike System
2,310,000	5.00%, 08/15/2038, Call 08/15/2034	2,532,800
900,000	5.00%, 08/15/2042, Call 08/15/2034	962,426
1,125,000	City of Aubrey, AGC, 4.00%, 02/15/2049, Call 02/15/2034	992,913
	City of Austin Airport System Revenue
875,000	5.00%, 11/15/2031[2]	950,633

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	5.00%, 11/15/2035, Call 11/15/2026[2]	$1,007,938
500,000	5.00%, 11/15/2044, Call 11/15/2035[2]	520,931
500,000	City of Beaumont Waterworks & Sewer System Revenue, BAM, 5.00%, 09/1/2049, Call 09/1/2033	510,766
1,670,000	City of Bryan, 2.50%, 08/15/2043, Call 02/15/2029	1,213,349
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,352,698
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,256,235
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	239,704
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,005,475
	City of Houston Airport System Revenue
555,000	5.25%, 07/15/2034, Call 07/15/2033[2]	579,573
1,000,000	5.50%, 07/15/2038, Call 07/15/2034[2]	1,042,696
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[2]	1,366,106
1,750,000	5.50%, 07/1/2050, Call 07/1/2035[2]	1,842,207
1,125,000	City of Houston Airport System Revenue, AGM, 4.50%, 07/1/2053, Call 07/1/2033[2]	1,046,106
2,835,000	City of Houston Hotel Occupancy Tax & Special Revenue, 5.50%, 09/1/2058, Call 09/1/2036	2,987,466
1,000,000	City of Houston Hotel Occupancy Tax & Special Revenue, AG, 5.50%, 09/1/2058, Call 09/1/2036	1,062,194
605,000	City of Missouri City, 2.13%, 06/15/2040, Call 06/15/2029	432,163
1,000,000	City of Pflugerville, 4.00%, 08/1/2049, Call 08/1/2032	894,545
	City of San Antonio Electric & Gas Systems Revenue
1,000,000	5.25%, 02/1/2049, Call 08/1/2034	1,045,043
1,000,000	5.25%, 02/1/2049, Call 08/1/2034	1,045,043

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	5.25%, 02/1/2054, Call 02/1/2035	$1,042,678
500,000	2.90%, 02/1/2055[1]	497,418
960,000	City of Uhland, 5.50%, 09/1/2055, Call 09/1/2032[3]	929,531
	Clifton Higher Education Finance Corp.
100,000	4.40%, 12/1/2047, Call 05/3/2026	88,746
1,500,000	4.60%, 12/1/2049, Call 05/3/2026	1,343,925
250,000	Clifton Higher Education Finance Corp., PSF, 5.25%, 02/15/2045, Call 02/15/2034	263,283
925,000	Corsicana Independent School District, PSF, 5.00%, 02/15/2043, Call 02/15/2036	1,002,813
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,018,600
1,000,000	Denton Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2033	1,031,917
1,000,000	Fort Bend County Municipal Utility District No. 118, BAM, 3.25%, 09/1/2033, Call 05/3/2026	973,120
355,000	Fort Bend County Municipal Utility District No. 161, AG, 3.50%, 09/1/2034, Call 05/3/2026	346,563
700,000	Fort Bend County Municipal Utility District No. 57, AG, 2.00%, 04/1/2038, Call 05/3/2026	520,062
1,250,000	Fort Bend Independent School District, PSF, 4.00%, 08/1/2054[1]	1,269,282
1,000,000	Fort Worth Independent School District, PSF, 2.50%, 02/15/2037, Call 02/15/2029	852,983
500,000	FW Chaparral PFC, 4.00%, 10/1/2035, Call 10/1/2032	487,559
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,028,091
	Harris County Cultural Education Facilities Finance Corp.
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,007,324
1,000,000	5.00%, 05/15/2050, Call 05/15/2030[1]	1,078,528
750,000	Harris County Flood Control District, 4.00%, 09/15/2043, Call 09/15/2033	726,130

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	$1,131,090
1,055,000	Hurst-Euless-Bedford Independent School District, PSF, 4.00%, 08/15/2050, Call 08/15/2034	959,915
1,105,000	Lazy Nine Municipal Utility District No. 1B, AG, 3.13%, 03/1/2036, Call 05/3/2026	1,016,234
	Lower Colorado River Authority
1,000,000	5.00%, 05/15/2045, Call 02/15/2032[1]	1,089,912
840,000	5.00%, 05/15/2050, Call 05/15/2034	857,916
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 04/23/20262 3	500,614
1,055,000	New Caney Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	976,061
2,505,000	New Hope Cultural Education Facilities Finance Corp., 5.00%, 07/1/2047, Call 05/3/2026[5]	2,356,193
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	378,647
1,500,000	5.00%, 04/1/2046, Call 04/23/2026	1,499,953
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,191,592
450,000	North Harris County Regional Water Authority, 3.00%, 12/15/2036, Call 12/15/2026	398,144
	North Texas Tollway Authority
250,000	4.13%, 01/1/2039, Call 01/1/2032	250,944
1,085,000	5.00%, 01/1/2039, Call 01/1/2035	1,202,853
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	912,875
1,000,000	Northside Independent School District, PSF, 3.55%, 06/1/2050[1]	1,012,778
2,000,000	Northwest Independent School District, PSF, 4.00%, 02/15/2043, Call 02/15/2028	1,893,343
	Port of Beaumont Navigation District
250,000	5.00%, 01/1/2039, Call 01/1/20322 3	237,656
750,000	5.13%, 01/1/2044, Call 01/1/20322 3	711,772

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	4.00%, 01/1/2050, Call 05/3/20262 3	$748,863
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,032,599
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 05/3/2026[5]	570,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	297,817
2,500,000	San Angelo Independent School District, PSF, 5.00%, 02/15/2045, Call 02/15/2035	2,633,113
1,365,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 05/3/2026	1,365,411
1,000,000	San Antonio Water System, 5.00%, 05/15/2043, Call 05/15/2028	1,019,280
1,000,000	Tarrant County College District, 2.00%, 08/15/2036, Call 08/15/2030	823,605
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2051, Call 11/15/2032	1,014,515
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 05/3/2026	1,424,700
300,000	Texas Municipal Gas Acquisition & Supply Corp. I, 6.25%, 12/15/2026	307,149
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	488,173
3,000,000	5.00%, 06/30/2058, Call 06/30/2029[2]	2,910,411
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,014,502
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	571,103
2,110,000	Texas Transportation Finance Corp., 5.25%, 10/1/2050, Call 10/1/2035	2,226,925
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,508,711
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,022,929

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	4.00%, 10/15/2043, Call 10/15/2028	$969,108
175,000	Town of Westlake, 6.13%, 09/1/2035, Call 05/3/2026	175,021
515,000	Travis County Municipal Utility District No. 19, AG, 4.13%, 09/1/2049, Call 09/1/2035	459,237
1,000,000	Trinity River Authority Denton Creek Wastewater Treatment System Revenue, 4.00%, 02/1/2044, Call 02/1/2034	947,969
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,202,087
350,000	Williamson County Municipal Utility District No. 10, BAM, 3.25%, 08/1/2031, Call 05/3/2026	342,134
		96,689,366
	UTAH — 0.7%
1,000,000	Black Desert Public Infrastructure District, 4.00%, 03/1/2051, Call 09/1/2026[3]	807,329
1,125,000	City of Salt Lake City Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2033[2]	1,163,257
1,500,000	County of Utah, 4.00%, 05/15/2045, Call 05/3/2026	1,397,641
2,000,000	Downtown Revitalization Public Infrastructure District, AG, 5.50%, 06/1/2050, Call 06/1/2035	2,151,407
1,000,000	High Star Ranch Infrastructure Financing District, 6.25%, 12/1/2055, Call 03/1/2031[3]	1,000,114
1,000,000	Intermountain Power Agency, 5.25%, 07/1/2045, Call 07/1/2032	1,058,188
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[2]	1,011,751
	Utah Charter School Finance Authority
400,000	4.50%, 07/15/2027[3]	399,558
500,000	5.38%, 06/15/2048, Call 06/15/2027[3]	445,660
		9,434,905

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGIN ISLANDS — 0.1%
$1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	$1,017,558

	VIRGINIA — 0.8%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	443,300
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	985,399
1,000,000	Fairfax County Industrial Development Authority, 5.00%, 05/15/2051, Call 05/15/2034	1,031,814
1,000,000	Louisa Industrial Development Authority, 3.13%, 11/1/2035[1]	993,990
1,000,000	Roanoke Economic Development Authority, 5.00%, 07/1/2047	1,061,173
405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	442,117
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/2032[2]	476,601
1,500,000	5.00%, 12/31/2047, Call 12/31/2032[2]	1,494,479
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[2]	1,673,052
1,500,000	5.00%, 12/31/2056, Call 06/30/2027[2]	1,427,338
		10,029,263
	WASHINGTON — 2.3%
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,354,580
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	261,155
1,560,000	King County School District No. 406 Tukwila, School Bond Gty, 4.00%, 12/1/2031, Call 06/1/2026	1,563,680
	Port of Seattle
750,000	5.25%, 07/1/2041, Call 07/1/2034[2]	811,939
1,500,000	5.25%, 07/1/2043, Call 07/1/2034[2]	1,606,997
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[2]	1,521,254

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$2,500,000	5.00%, 08/1/2047, Call 08/1/2032[2]	$2,538,894
330,000	5.00%, 06/1/2048, Call 06/1/2034[2]	335,126
1,000,000	5.25%, 07/1/2049, Call 07/1/2034[2]	1,032,099
700,000	Port of Tacoma, 5.00%, 12/1/2028, Call 12/1/2026[2]	709,319
	State of Washington
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,760,403
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,537,772
1,000,000	5.00%, 06/1/2050, Call 06/1/2035	1,041,949
145,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 04/18/2026	145,092
1,000,000	Three Rivers Regional Wastewater Authority, BAM, 4.13%, 09/1/2044, Call 03/1/2034	982,343
1,000,000	University of Washington, 3.13%, 07/1/2042, Call 04/23/2026	836,748
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	511,616
500,000	5.00%, 08/1/2038, Call 08/1/2029	515,640
1,000,000	5.00%, 10/1/2041, Call 05/3/2026	1,000,855
1,000,000	5.50%, 09/1/2055, Call 09/1/2035	1,044,480
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	979,711
1,000,000	5.00%, 07/1/2048, Call 07/1/2028	976,220
2,000,000	5.00%, 07/1/2058, Call 07/1/2028	1,922,133
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	996,356
741,706	Washington State Housing Finance Commission, 4.22%, 03/20/2040[1]	714,909
2,000,000	Washington State Housing Finance Commission, BAM, 5.25%, 07/1/2064, Call 07/1/2035[3]	1,989,609
	Yakima County School District No. 208 West Valley, School Bond Gty
150,000	4.00%, 12/1/2034, Call 12/1/2028	155,216
400,000	4.00%, 12/1/2034, Call 12/1/2028	406,846
		29,252,941
	WEST VIRGINIA — 0.3%
1,000,000	County of Ohio Special District Excise Tax Revenue, AG, 5.25%, 06/1/2045, Call 06/1/2035	1,053,778
	MUNICIPAL BONDS (Continued)
	WEST VIRGINIA (Continued)
$1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[3]	$1,010,103
150,000	West Virginia Economic Development Authority, 5.45%, 01/1/2055, Call 03/27/20301 2 3	163,082
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,033,855
		3,260,818
	WISCONSIN — 1.9%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	981,984
	Public Finance Authority
285,000	4.00%, 07/1/2027, Call 05/3/2026	284,989
2,000,000	4.30%, 11/1/2030, Call 05/3/2026[2]	1,996,290
535,000	5.00%, 07/1/2037, Call 05/3/2026	535,049
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[3]	780,000
500,000	5.00%, 06/15/2039, Call 06/15/2026[3]	465,262
500,000	5.00%, 06/1/2041, Call 06/1/2029[3]	500,697
500,000	5.00%, 02/1/2042, Call 02/1/2032	510,130
1,000,000	5.00%, 07/1/2042, Call 05/3/2026[2]	1,000,137
165,000	6.00%, 07/15/2042, Call 04/23/2026	165,098
1,000,000	5.63%, 07/1/2045, Call 04/18/2026[3]	999,993
345,000	6.38%, 01/1/2048, Call 01/1/20281 3 5	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[3]	490,017
250,000	5.25%, 12/1/2048, Call 06/1/2036	253,522
186,667	4.00%, 07/1/2051[5]	125,596
500,000	6.15%, 01/1/2055, Call 01/1/2035[3]	490,837
2,000,000	5.75%, 06/30/2060, Call 06/30/2035[2]	2,064,754
1,000,000	5.00%, 02/1/2062, Call 02/1/2032	944,183
1,000,000	5.00%, 06/15/2064, Call 06/15/2032	892,691
2,485,000	5.75%, 12/31/2065, Call 06/30/2035[2]	2,538,128
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20463 5	45
7,085	0.00%, 01/1/20473 5	44

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$7,034	0.00%, 01/1/20483 5	$44
6,984	0.00%, 01/1/20493 5	43
6,882	0.00%, 01/1/20503 5	43
7,540	0.00%, 01/1/20513 5	47
7,490	0.00%, 01/1/20523 5	46
7,388	0.00%, 01/1/20533 5	45
7,338	0.00%, 01/1/20543 5	45
7,237	0.00%, 01/1/20553 5	44
7,135	0.00%, 01/1/20563 5	43
7,085	0.00%, 01/1/20573 5	43
6,984	0.00%, 01/1/20583 5	42
6,933	0.00%, 01/1/20593 5	42
6,882	0.00%, 01/1/20603 5	41
6,781	0.00%, 01/1/20613 5	41
6,730	0.00%, 01/1/20623 5	40
6,629	0.00%, 01/1/20633 5	39
6,579	0.00%, 01/1/20643 5	39
6,528	0.00%, 01/1/20653 5	39
6,427	0.00%, 01/1/20663 5	38
83,706	0.00%, 01/1/20673 5	492
1,000,000	Public Finance Authority, AG, 5.00%, 07/1/2058, Call 07/1/2028	991,808
	Public Finance Authority, BAM
500,000	5.38%, 07/1/2047, Call 07/1/2032	523,085
1,000,000	5.25%, 07/1/2055, Call 07/1/2034	1,011,349
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,019,468
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,035,816
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	204,618
1,000,000	Wisconsin Health & Educational Facilities Authority, 4.00%, 12/1/2046, Call 12/1/2031	896,507
1,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, GNMA/FNMA/FHLMC, 4.38%, 09/1/2044, Call 03/1/2033	994,394
		24,853,037
	MUNICIPAL BONDS (Continued)
	WYOMING — 0.1%
$685,000	Wyoming Community Development Authority, GNMA/FHLMC/FNMA COLL, 3.00%, 06/1/2050, Call 12/1/2030	$679,433
	TOTAL MUNICIPAL BONDS
	(Cost $1,014,734,253)	994,885,206
Number of Shares
	EXCHANGE-TRADED FUNDS — 7.0%
837,022	iShares National Muni Bond ETF	88,849,885
15,917	VanEck CEF Muni Income ETF	342,216
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $88,315,787)	89,192,101

	CLOSED-END MUTUAL FUNDS — 0.5%
18,450	BlackRock MuniAssets Fund, Inc.	195,755
53,234	BlackRock MuniHoldings Fund, Inc.	600,480
39,964	BlackRock MuniYield Quality Fund III, Inc.	420,022
64,087	BlackRock MuniYield Quality Fund, Inc.	703,675
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	765,860
34,014	BNY Mellon Strategic Municipals, Inc.	213,948
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	131,034
66,923	DWS Municipal Income Trust	608,999
288	Eaton Vance Municipal Bond Fund	2,814
21,246	Invesco Advantage Municipal Income Trust II	183,990
14,818	Invesco Municipal Income Opportunities Trust	90,983
26,218	Invesco Municipal Opportunity Trust	249,333
29,760	Invesco Municipal Trust	283,315
8,886	Invesco Quality Municipal Income Trust	85,483
18,960	Invesco Trust for Investment Grade Municipals	187,135
12,605	Invesco Value Municipal Income Trust	153,277
29,711	Neuberger Municipal Fund, Inc.	301,567
44	Nuveen New York AMT-Free Quality Municipal Income Fund	449
48,321	PIMCO Municipal Income Fund II	365,790

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
86,507	Western Asset Managed Municipals Fund, Inc.	$889,292
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $7,603,170)	6,433,201

	PRIVATE FUNDS[7] — 10.3%
	MacKay Municipal Credit Opportunities Fund, LP - Class A* 8	26,434,502
	MacKay Municipal Opportunities Fund, LP - Class A* 9	104,211,197
	TOTAL PRIVATE FUNDS
	(Cost $97,715,054)	130,645,699

	WARRANT — 0.0%[6]
1,650	BL Train Holdings West LLC, Exercise Price 5.00, Expiration Date 12/1/2035*	3,300
	TOTAL WARRANT
	(Cost $0)	3,300

	SHORT-TERM INVESTMENTS — 3.2%
33,191,608	BlackRock Liquidity Funds MuniCash - Institutional Shares, 2.23%[10]	33,194,928
7,902,781	JPMorgan Prime Money Market Fund - Institutional Shares, 3.65%[10]	7,903,571
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $41,100,163)	41,098,499

	TOTAL INVESTMENTS — 99.1%
	(Cost $1,249,468,427)	1,262,258,006
	Other assets less liabilities — 0.9%	11,338,152

	TOTAL NET ASSETS — 100.0%	$1,273,596,158

*	Non-income producing security.
[1]

Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.

[2]	Security may be exempt from Alternative Minimum Tax.
[3]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of March 31, 2026, the aggregate fair value of these investments is $58,030,813 or 4.6% of the Fund’s net assets.

[4]	Floating rate security.
[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
[6]	Rounds to less than 0.05%.
[7]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2026, the aggregate fair value of these investments is $130,645,699 or 10.3% of the Fund’s net assets.

[8]	The investment was acquired on 3/1/2016. The cost is $16,811,394.
[9]	The investment was acquired on 3/1/2016. The cost is $80,903,660.
[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

See accompanying Notes to Financial Statements.

29

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 25.3%
	ALTERNATIVE DIVERSIFIERS — 25.3%
2,312,341	GMO Equity Dislocation Investment Fund - Class A1	$61,161,408
608,060	Lazard Rathmore Alternative Fund - Class E* [1]	73,591,890
1,082,218	Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares* 1 2 3	133,140,555
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $224,518,756)	267,893,853

	OPEN-END MUTUAL FUNDS — 48.7%
	ALTERNATIVE DIVERSIFIERS — 9.9%
3,849,743	BlackRock Event Driven Equity Fund - Institutional Shares	40,229,809
5,361,618	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	64,661,112
		104,890,921
	CORE DIVERSIFIERS — 12.8%
3,231,479	JPMorgan Global Allocation Fund - Class R6	65,566,717
5,200,044	Victory Pioneer Multi-Asset Income Fund - Class R6	70,200,591
		135,767,308
	CORE/ALTERNATIVE DIVERSIFIER — 26.0%
8,575,827	GMO Benchmark-Free Allocation Fund - Class IV3 4	274,683,737
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $433,740,605)	515,341,966

	EXCHANGE-TRADED FUNDS — 13.5%
	ALTERNATIVE DIVERSIFIER — 8.8%
1,055,046	iShares Gold Trust*	93,012,855

	CORE DIVERSIFIERS — 4.7%
299,310	iShares Core 60/40 Balanced Allocation ETF	19,260,599
1,068,347	State Street Bridgewater All Weather ETF	30,821,811
		50,082,410
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $87,575,692)	143,095,265

Number of Shares		Value
	PRIVATE FUNDS[5] — 10.4%
	ALTERNATIVE DIVERSIFIERS — 10.4%
	Elliott Associates, LP - Class C Shares* [6]	$45,988,037
26,238	Millennium International, Ltd. - Class GG* [7]	63,616,892
	TOTAL PRIVATE FUNDS
	(Cost $64,221,483)	109,604,929

	SHORT-TERM INVESTMENT — 2.1%
22,224,848	JPMorgan Prime Money Market Fund - Institutional Shares, 3.65%[8]	22,227,071
	TOTAL SHORT-TERM INVESTMENT
	(Cost $22,231,352)	22,227,071

	TOTAL INVESTMENTS — 100.0%
	(Cost $832,287,888)	1,058,163,084
	Other assets less liabilities — 0.0%[9]	121,209

	TOTAL NET ASSETS — 100.0%	$1,058,284,293

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	The investment was acquired on 10/2/2024. The cost is $116,406,378.
[3]	Affiliated investments for which ownership exceeds 5% of the investment’s capital. Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.
[4]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

[5]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2026, the aggregate fair value of these investments is $109,604,929 or 10.4% of the Fund’s net assets.

[6]	The investment was acquired on 1/2/2020. The cost is $33,371,304.
[7]	The investment was acquired on 1/1/2020. The cost is $30,850,179 or $1,176 per share. Domiciled in Cayman Islands.
[8]	The rate is the annualized seven-day yield at period end.
[9]	Rounds to less than 0.05%.

30

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

ETF — Exchange-Traded Fund

LP — Limited Partnership

Ltd. — Limited

See accompanying Notes to Financial Statements.

31

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS — 25.2%
	AUSTRIA — 0.2%
17,091	Erste Group Bank A.G.	$1,846,260

	BELGIUM — 0.3%
14,044	KBC Group N.V.	1,718,873
6,340	UCB S.A.	1,910,222
		3,629,095
	BRAZIL — 0.3%
96,015	Cia de Saneamento Basico do Estado de Sao Paulo	2,933,176
82,767	Itau Unibanco Holding S.A. - ADR	693,588
		3,626,764
	CANADA — 0.1%
652	Constellation Software, Inc.	1,144,546

	CAYMAN ISLANDS — 0.2%
41,856	Tencent Holdings Ltd.	2,639,958

	CHINA — 0.1%
364,914	Weichai Power Co., Ltd.	1,294,067

	DENMARK — 0.2%
9,206	DSV A/S	2,223,325
12,497	Novo Nordisk A/S - Class B	457,321
		2,680,646
	FRANCE — 0.9%
44,530	Accor SA	2,135,800
59,852	Dassault Systemes S.E.	1,211,659
3,800	LVMH Moet Hennessy Louis Vuitton S.E.	2,077,269
19,167	Safran S.A.	6,272,004
		11,696,732
	GERMANY — 0.4%
6,240	Knorr-Bremse A.G.	712,931
672	Rheinmetall A.G.	1,133,520
18,516	SAP S.E.	3,156,657
		5,003,108
	HONG KONG — 0.1%
56,000	Sun Hung Kai Properties Ltd.	932,447

	INDIA — 0.1%
56,452	ICICI Bank Ltd. - ADR	1,462,107

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 0.3%
15,869	Accenture PLC - Class A	$3,146,664
22,530	Experian PLC	779,414
		3,926,078
	ISRAEL — 0.2%
107,614	Bank Leumi Le-Israel BM	2,406,556

	ITALY — 0.2%
28,788	UniCredit S.p.A.	2,065,361

	JAPAN — 0.8%
69,200	Hitachi Ltd.	2,030,016
21,273	Mitsubishi Estate Co., Ltd.[1]	590,463
54,963	Mizuho Financial Group, Inc.	2,225,109
37,600	Shin-Etsu Chemical Co., Ltd.	1,531,027
13,200	Shionogi & Co., Ltd.	291,996
51,500	Sumitomo Realty & Development Co., Ltd.	1,461,355
8,180	Tokyo Electron Ltd.	2,032,329
		10,162,295
	NETHERLANDS — 0.6%
3,522	Argenx S.E. - ADR* [1]	2,571,940
2,096	ASML Holding N.V.	2,787,170
1,504	Havas N.V.*	26,341
12,140	NXP Semiconductors N.V.	2,389,880
		7,775,331
	SINGAPORE — 0.3%
38,959	Flex Ltd.*	2,550,256
417,945	Singapore Telecommunications Ltd.	1,609,265
		4,159,521
	SOUTH KOREA — 0.2%
2,904	Hanwha Aerospace Co., Ltd.	2,476,260

	SPAIN — 0.1%
20,826	Amadeus IT Group S.A.	1,190,847

	SWEDEN — 0.3%
50,074	Sandvik A.B.	1,924,937
3,872	Spotify Technology S.A.*	1,877,572
		3,802,509
	SWITZERLAND — 0.4%
27,745	Amrize Ltd.*	1,537,819

32

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
246,770	Glencore PLC*	$1,869,005
23,087	Nestle S.A.	2,264,628
		5,671,452
	TAIWAN — 1.0%
228,020	Taiwan Semiconductor Manufacturing Co., Ltd.	13,187,428

	UNITED KINGDOM — 1.7%
49,435	Anglo American PLC	2,122,521
6,565	AstraZeneca PLC	1,283,720
62,085	British American Tobacco PLC	3,604,582
103,617	Compass Group PLC	2,891,011
79,580	Diageo PLC	1,479,966
53,862	GSK PLC	1,483,655
610,860	Haleon PLC	3,023,143
9,805	Next PLC	1,656,544
156,309	Prudential PLC	2,173,182
48,120	Unilever PLC	2,641,759
		22,360,083
	UNITED STATES — 16.2%
37,289	Abbott Laboratories	3,828,462
7,410	AbbVie, Inc.	1,611,601
28,675	Alphabet, Inc. - Class A	8,245,783
24,917	Alphabet, Inc. - Class C	7,147,691
46,553	Amazon.com, Inc.*	9,695,593
3,759	Analog Devices, Inc.	1,195,888
37,732	Apple, Inc.	9,576,004
3,569	Axon Enterprise, Inc.*	1,515,719
25,459	Broadcom, Inc.	7,879,815
13,266	C.H. Robinson Worldwide, Inc.	2,203,085
6,721	Cencora, Inc.	2,111,335
10,517	Cigna Group	2,805,410
34,754	Coca-Cola Co.[1]	2,643,042
17,148	Constellation Brands, Inc. - Class A	2,572,200
7,938	Elevance Health, Inc.	2,323,850
6,421	Eli Lilly & Co.	5,905,843
2,101	Equinix, Inc. - REIT	2,059,484
8,598	Ferguson Enterprises, Inc.	2,005,569
8,939	Hilton Worldwide Holdings, Inc.	2,718,171
6,437	Home Depot, Inc.	2,117,065

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
32,229	Interactive Brokers Group, Inc. - Class A	$2,161,599
5,301	Intuitive Surgical, Inc.*	2,443,708
11,286	Jabil, Inc.	2,997,900
30,254	Johnson & Johnson	7,395,288
1,765	KLA Corp.	2,598,804
29,424	Lam Research Corp.	6,286,732
9,162	Mastercard, Inc. - Class A	4,577,885
47,317	Merck & Co., Inc.	5,691,762
14,763	Meta Platforms, Inc. - Class A	8,446,355
39,623	Microsoft Corp.	14,667,246
43,475	Netflix, Inc.*	4,180,121
2,491	Northrop Grumman Corp.	1,699,460
51,303	NVIDIA Corp.	8,947,243
2,144	Parker-Hannifin Corp.	1,919,395
14,201	Philip Morris International, Inc.	2,347,993
8,091	Quest Diagnostics, Inc.	1,585,674
3,072	S&P Global, Inc.	1,306,644
25,719	Salesforce, Inc.	4,800,966
3,938	Synopsys, Inc.*	1,561,338
7,902	Targa Resources Corp.	1,981,268
11,119	Tenet Healthcare Corp.*	2,098,267
21,147	Texas Instruments, Inc.	4,105,479
10,874	Thermo Fisher Scientific, Inc.	5,344,897
15,922	TJX Cos., Inc.	2,542,743
12,496	Tradeweb Markets, Inc. - Class A	1,470,279
78,850	U.S. Bancorp	4,100,989
24,809	U.S. Foods Holding Corp.*	2,287,638
32,323	Uber Technologies, Inc.*	2,324,993
4,300	United Therapeutics Corp.*	2,549,814
13,326	UnitedHealth Group, Inc.	3,605,882
12,881	Visa, Inc. - Class A1	3,893,153
17,267	Wells Fargo & Co.	1,374,626
16,698	Welltower, Inc. - REIT	3,301,362
5,665	WESCO International, Inc.	1,550,057
		208,309,170
	TOTAL COMMON STOCKS
	(Cost 256,785,267)	323,448,621

33

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2026

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 13.1%
215,172	iShares MSCI ACWI ETF	$29,773,350
333,716	iShares MSCI Global Min Vol Factor ETF[1]	39,882,399
2,560,111	Schwab Fundamental Emerging Markets Equity ETF[1]	97,949,847
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $115,288,412)	167,605,596

	FOREIGN COLLECTIVE INVESTMENT FUND — 4.8%
2,319,734	GMO Equity Dislocation Investment Fund - Class A2	61,356,966
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $48,279,333)	61,356,966

	OPEN-END MUTUAL FUNDS — 42.4%
2,896,300	AQR Large Cap Defensive Style Fund - Class R6	51,843,780
2,328,476	Baillie Gifford Emerging Markets Equities Fund - Class K	64,312,512
13,148,277	GMO Quality Fund - Class VI3 4	427,976,404
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $398,751,924)	544,132,696

	PRIVATE FUNDS[5] — 11.3%
	RIEF Strategic Partners Fund LLC - Series SB* [6]	94,374,791
	Viking Global Equities LP - Class H Interests* [7]	50,240,939
	TOTAL PRIVATE FUNDS
	(Cost $102,341,083)	144,615,730

	SHORT-TERM INVESTMENTS — 4.5%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 1.1%
	Collateral Investments	13,995,406

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
	MONEY MARKET FUNDS — 3.4%
44,041,735	JPMorgan Prime Money Market Fund - Class Institutional, 3.65%[8]	$44,046,139
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $58,046,041)	58,041,545

	TOTAL INVESTMENTS — 101.3%
	(Cost $979,492,060)	1,299,201,154
	Liabilities in excess of other assets — (1.3)%	(16,112,985)

	TOTAL NET ASSETS — 100.0%	$1,283,088,169

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $17,396,705.
[2]	Domiciled in Ireland.
[3]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

[4]	The Fund primarily invests in global equities.
[5]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2026, the aggregate fair value of these investments is $144,615,730 or 11.3% of the Fund’s net assets.

[6]	The investment was acquired on 7/2/2018. The cost is $56,925,449.
[7]	The investment was acquired on 12/1/2023. The cost is $45,415,634.
[8]	The rate is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

34

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of March 31, 2026

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
ASSETS:
Unaffiliated investments, at value (cost $406,410,729, $1,249,468,427, $499,312,545 and $979,492,060, respectively)	$397,670,867	$1,262,258,006	$650,338,792	$1,299,201,154	[1]
Affiliated investments, at value (cost $0, $0, $332,975,343 and $0, respectively)	—	—	407,824,292	—
Cash	—	1,000,001	—	—
Foreign currency, at value (cost $0, $0, $0 and $210,767, respectively)	—	—	—	210,519
Receivables:
Investments sold	—	1,918,331	—	277,647
Fund shares sold	6,985	1,058,985	620,695	976,320
Dividends and interest	171,732	14,095,593	855,173	1,212,214
Other receivables	—	—	—	3,893
Other prepaid expenses	28,772	18,641	22,477	20,318
Total assets	397,878,356	1,280,349,557	1,059,661,429	1,301,902,065

LIABILITIES:
Payables:
Investments purchased	—	5,452,019	—	—
Securities lending collateral (see Note 2)	—	—	—	13,995,406
Fund shares redeemed	1,485,954	786,691	1,078,780	4,186,800
Due to Adviser	27,216	229,809	89,288	173,807
Accrued fund accounting fees	25,042	114,976	58,693	91,782
Accrued Trustees’ fees	16,750	16,750	16,750	16,750
Accrued administrative servicing fees	13,601	43,403	17,729	54,678
Accrued fund administration fees	13,471	42,468	52,994	43,809
Accrued transfer agent fees and expenses	5,161	5,123	7,695	5,272
Accrued Chief Compliance Officer fees	2,500	2,500	2,500	2,500
Accrued custody fees	1,950	9,900	2,550	18,000
Due to Custodian	—	—	—	161,517
Accrued other expenses	32,791	49,760	50,157	63,575
Total liabilities	1,624,436	6,753,399	1,377,136	18,813,896
Commitments and contingencies (see Note 2)

NET ASSETS	$396,253,920	$1,273,596,158	$1,058,284,293	$1,283,088,169

[1]	Includes $17,396,705 of securities on loan to unaffiliated broker-dealers. Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

35

ASPIRIANT TRUST

Statements of Assets and Liabilities (Continued)

As of March 31, 2026

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$424,174,794	$1,349,361,922	$887,183,251	$878,409,575
Total distributable earnings (losses)	(27,920,874)	(75,765,764)	171,101,042	404,678,594
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$396,253,920	$1,273,596,158	$1,058,284,293	$1,283,088,169

SHARES ISSUED AND OUTSTANDING	46,304,226	138,232,840	86,275,871	81,474,702	^
NET ASSET VALUE PER SHARE	$8.56	$9.21	$12.27	$15.75	^

^    Advisor Shares

See accompanying Notes to Financial Statements.

36

ASPIRIANT TRUST

Statements of Operations

Year Ended March 31, 2026

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $0, $0, $0 and $186,011, respectively)	$16,246,606	$2,974,487	$10,889,008	$18,783,459
Dividends from affiliated investments	—	—	11,002,466	—
Interest income from unaffiliated investments	696,818	40,787,893	1,175,087	1,412,555
Net securities lending income	—	—	—	126,524
Total investment income	16,943,424	43,762,380	23,066,561	20,322,538

EXPENSES:
Advisory fees	841,191	3,271,343	1,007,848	3,252,941
Administrative services fees	336,474	1,211,590	1,007,848	1,355,388
Fund accounting fees	93,229	456,342	231,123	378,633
Trustees’ fees and expenses	76,938	76,938	76,938	76,938
Fund administration fees	73,356	259,542	216,294	289,929
Legal fees	59,045	58,674	69,687	58,502
Registration fees	30,983	37,294	30,248	25,148
Transfer agent fees and expenses	30,232	29,972	30,835	30,922
Audit and tax fees	29,292	40,389	30,293	48,135
Chief Compliance Officer fees	19,917	19,917	19,917	19,917
Insurance fees	11,119	11,119	11,119	11,119
Regulatory services	10,300	13,300	10,300	11,400
Custody fees	6,656	37,590	9,773	70,502
Shareholder reporting fees	3,372	2,687	2,298	8,587
Other expenses	14,942	18,580	32,151	48,413
Total expenses	1,637,046	5,545,277	2,786,672	5,686,474
Less: Advisory fees waived	(572,007)	(726,945)	—	(1,084,366)
Less: Administrative services fees waived	(201,882)	(726,945)	(806,293)	(677,719)
Net expenses	863,157	4,091,387	1,980,379	3,924,389
Net investment income	16,080,267	39,670,993	21,086,182	16,398,149

37

ASPIRIANT TRUST

Statements of Operations (Continued)

Year Ended March 31, 2026

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Unaffiliated investments	$(138,758)	$(4,785,075)	$22,914,308	$88,147,461
Affiliated investments	—	—	2,820,978	—
Foreign currency translations	—	—	—	(40,614)
Futures contracts	—	21,488	—	—
Capital gain distributions from unaffiliated investments	—	2,229	8,546,626	57,147,860
Total net realized gain (loss)	(138,758)	(4,761,358)	34,281,912	145,254,707
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	741,557	8,781,542	44,638,390	(6,071,560)
Affiliated investments	—	—	65,171,230	—
Foreign currency translations	—	—	—	44,161
Total net change in unrealized appreciation (depreciation)	741,557	8,781,542	109,809,620	(6,027,399)
Net realized and unrealized gain (loss)	602,799	4,020,184	144,091,532	139,227,308
Net Increase in Net Assets from Operations	$16,683,066	$43,691,177	$165,177,714	$155,625,457

See accompanying Notes to Financial Statements.

38

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Taxable Bond Fund		Risk-Managed Municipal Bond Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$16,080,267	$13,983,349	$39,670,993	$39,990,909
Net realized gain (loss) on investments	(138,758)	(5,842,731)	(4,761,358)	1,695,669
Net change in unrealized appreciation (depreciation) on investments	741,557	8,979,325	8,781,542	(14,990,293)
Change in net assets resulting from operations	16,683,066	17,119,943	43,691,177	26,696,285

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(15,403,069)	(17,015,787)	(46,126,789)	(45,854,565)

CAPITAL SHARE TRANSACTIONS:
Shares sold	146,369,637	85,420,106	315,462,856	202,854,387
Shares issued for reinvestment of distributions	13,994,486	15,807,129	44,135,633	43,810,306
Shares redeemed	(48,856,892)	(87,185,830)	(307,346,777)	(236,481,823)
Change in net assets resulting from capital stock transactions	111,507,231	14,041,405	52,251,712	10,182,870

Change in net assets	$112,787,228	$14,145,561	$49,816,100	$(8,975,410)

NET ASSETS:
Beginning of year	283,466,692	269,321,131	1,223,780,058	1,232,755,468
End of year	$396,253,920	$283,466,692	$1,273,596,158	$1,223,780,058

TRANSACTIONS IN SHARES:
Shares sold	16,926,783	10,026,347	34,246,904	21,610,703
Shares issued for reinvestment of distributions	1,634,507	1,871,462	4,806,104	4,696,665
Shares redeemed	(5,676,766)	(10,215,070)	(33,509,178)	(25,169,324)
Change in shares outstanding	12,884,524	1,682,739	5,543,830	1,138,044

See accompanying Notes to Financial Statements.

39

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Equity Allocation Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$21,086,182	$20,940,292	$16,398,149	$17,162,081
Net realized gain (loss) on investments and foreign currency	34,281,912	14,100,975	145,254,707	93,110,281
Net change in unrealized appreciation (depreciation) on investments and foreign currency	109,809,620	31,529,094	(6,027,399)	4,723,607
Change in net assets resulting from operations	165,177,714	66,570,361	155,625,457	114,995,969

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(46,087,674)	(46,125,654)	(152,650,615)	(97,492,284)

CAPITAL SHARE TRANSACTIONS:
Shares sold	86,714,957	56,485,255	93,210,805	71,846,245
Shares issued for reinvestment of distributions	43,482,999	43,709,750	139,484,734	89,506,726
Shares redeemed	(162,619,795)	(394,611,946)	(249,299,986)	(273,870,417)
Change in net assets resulting from capital stock transactions	(32,421,839)	(294,416,941)	(16,604,447)	(112,517,446)

Change in net assets	$86,668,201	$(273,972,234)	$(13,629,605)	$(95,013,761)

NET ASSETS:
Beginning of year	971,616,092	1,245,588,326	1,296,717,774	1,391,731,535
End of year	$1,058,284,293	$971,616,092	$1,283,088,169	$1,296,717,774

TRANSACTIONS IN SHARES^:
Shares sold	7,261,180	5,252,366	5,640,116	4,494,463
Shares issued for reinvestment of distributions	3,654,034	4,194,794	8,567,858	5,737,611
Shares redeemed	(13,911,803)	(36,689,061)	(15,152,721)	(17,139,301)
Change in shares outstanding	(2,996,589)	(27,241,901)	(944,747)	(6,907,227)

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

40

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Financial Highlights

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
Net asset value, beginning of period	$8.48	$8.49	$8.51	$9.27	$10.06

Income from Investment Operations:
Net investment income	0.43	0.41	0.42	0.40	0.25
Net realized and unrealized gain (loss) on investments	0.03	0.08	0.01	(0.77)	(0.61)
Total from investment operations	0.46	0.49	0.43	(0.37)	(0.36)

Less Distributions:
From net investment income	(0.38)	(0.50)	(0.45)	(0.39)	(0.22)
From net realized gain	—	—	—	(0.00)[1]	(0.21)
Total distributions	(0.38)	(0.50)	(0.45)	(0.39)	(0.43)

Net assets value, end of period	$8.56	$8.48	$8.49	$8.51	$9.27

Total return	5.54%	5.91%	5.15%	(3.89)%	(3.76)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$396,254	$283,467	$269,321	$196,549	$205,520
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[3]	0.49%	0.50%	0.54%	0.56%	0.52%
Expense waiver[3]	(0.23)%	(0.23)%	(0.24)%	(0.24)%	(0.24)%
Total expenses after expense waiver[3]	0.26%	0.27%	0.30%	0.32%	0.28%
Net investment income[3]	4.78%	4.75%	5.03%	4.60%	2.52%
Portfolio turnover rate	0%[2]	15%	14%	19%	24%

[1]	Rounds to less than 0.005.
[2]	Rounds to less than 0.5%

[3]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

See accompanying Notes to Financial Statements.

41

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
Net asset value, beginning of period	$9.22	$9.37	$9.32	$9.76	$10.46

Income from Investment Operations:
Net investment income	0.33	0.30	0.37	0.25	0.26
Net realized and unrealized gain (loss) on investments	0.01	(0.11)	0.02	(0.35)	(0.55)
Total from investment operations	0.34	0.19	0.39	(0.10)	(0.29)

Less Distributions:
From net investment income	(0.35)	(0.34)	(0.34)	(0.33)	(0.35)
From net realized gain	—	—	—	(0.01)	(0.06)
Total distributions	(0.35)	(0.34)	(0.34)	(0.34)	(0.41)

Net assets value, end of period	$9.21	$9.22	$9.37	$9.32	$9.76

Total return	3.78%	2.05%	4.30%	(0.88)%	(2.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,273,596	$1,223,780	$1,232,755	$1,022,894	$1,140,093
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[1]	0.46%	0.46%	0.48%	0.47%	0.45%
Expense waiver[1]	(0.12)%	(0.12)%	(0.13)%	(0.13)%	(0.13)%
Total expenses after expense waiver[1]	0.34%	0.34%	0.35%	0.34%	0.32%
Net investment income[1]	3.27%	3.16%	3.15%	2.84%	2.32%
Portfolio turnover rate	23%	23%	21%	49%	11%

[1]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

See accompanying Notes to Financial Statements.

42

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
Net asset value, beginning of period	$10.88	$10.69	$10.08	$10.55	$10.87

Income from Investment Operations:
Net investment income	0.25	0.13	0.21	0.16	0.21
Net realized and unrealized gain (loss) on investments	1.69	0.55	0.78	(0.55)	0.04
Total from investment operations	1.94	0.68	0.99	(0.39)	0.25

Less Distributions:
From net investment income	(0.55)	(0.49)	(0.38)	(0.08)	(0.57)
From return of capital	—	—	—	—	(0.00)[1]
Total distributions	(0.55)	(0.49)	(0.38)	(0.08)	(0.57)

Net assets value, end of period	$12.27	$10.88	$10.69	$10.08	$10.55

Total return	17.99%	6.55%	9.97%	(3.71)%	2.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,058,284	$971,616	$1,245,588	$1,339,519	$1,536,383
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[2]	0.28%	0.27%	0.27%	0.27%	0.26%
Expense waiver[2]	(0.08)%	(0.08)%	(0.09)%	(0.09)%	(0.09)%
Total expenses after expense waiver[2]	0.20%	0.19%	0.18%	0.18%	0.17%
Net investment income[2]	2.09%	1.93%	2.35%	1.84%	1.32%
Portfolio turnover rate	13%	5%	3%	21%	20%

[1]	Rounds to less than 0.005.
[2]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

See accompanying Notes to Financial Statements.

43

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022
Net asset value, beginning of period	$15.73	$15.58	$13.76	$14.58	$14.35

Income from Investment Operations:
Net investment income	0.21	0.20	0.22	0.22	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.73	1.13	2.37	(0.75)	0.44
Total from investment operations	1.94	1.33	2.59	(0.53)	0.62

Less Distributions:
From net investment income	(0.27)	(0.24)	(0.47)	(0.14)	(0.37)
From net realized gain	(1.65)	(0.94)	(0.30)	(0.15)	(0.02)
Total distributions	(1.92)	(1.18)	(0.77)	(0.29)	(0.39)

Net assets value, end of period	$15.75	$15.73	$15.58	$13.76	$14.58

Total return	11.94%	8.63%	19.29%	(3.58)%	4.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,283,088	$1,296,718	$1,391,732	$1,452,741	$1,729,996
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[1]	0.42%	0.42%	0.42%	0.42%	0.41%
Expense waiver[1]	(0.13)%	(0.13)%	(0.14)%	(0.14)%	(0.14)%
Total expenses after expense waiver[1]	0.29%	0.29%	0.28%	0.28%	0.27%
Net investment income[1]	1.21%	1.25%	1.61%	1.62%	1.18%
Portfolio turnover rate	21%	19%	15%	36%	24%

[1]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

See accompanying Notes to Financial Statements.

44

ASPIRIANT TRUST

Notes to Financial Statements

March 31, 2026

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company (the “Trust”). The Trust currently consists of the following four portfolios: Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”), which commenced operations on March 29, 2018, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”, together with the Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on April 4, 2013. All Funds are diversified investment companies under the 1940 Act, except for the Defensive Allocation Fund, which is classified as a non-diversified investment company under the 1940 Act. The Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Funds’ investment objectives are as follows:

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts (“SMAs”). To achieve its investment objective, under normal market conditions, the Fund invests through underlying funds (“Underlying Funds”) and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam). The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to corporate or non-corporate shareholders. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in Underlying Funds and may, to a

45

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

1.	ORGANIZATION (Continued)

limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures listed below, including investments that focus on a specialized asset class (i.e., long-short strategies).

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Segment Reporting

Each Fund operates as a single operating and reporting segment. Each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by certain officers of the Trust, acting as the Chief Operating Decision Maker (the “CODM”). The CODM is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

(b)	Securities Valuations

The Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser.

46

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Securities Valuations (Continued)

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the Valuation Designee. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

Futures contracts are valued at the settlement price established each day in the market where such contracts are principally traded. The daily settlement prices for financial futures are provided by an independent source.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the fair value factors provided by an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as other securities listed on exchange.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using each Fund’s percentage share of the NAV of the respective private fund, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

Investments in private companies are typically valued using a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services.

Valuations of private funds and private companies (together, “private investments”) are subject to estimates. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. The valuations of private investments are subject to review of the Valuation Designee. The Valuation Designee may establish a systematic fair valuation process for days that the private investments do not provide a value.

47

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures

Under ASC 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Taxable Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Core	$315,390,778	$—	$—	$—	$315,390,778
Opportunistic	22,942,881	—	—	—	22,942,881
Exchange Traded Fund:
Core	23,758,145	—	—	—	23,758,145
Non-Traded Business Development Company:
Opportunistic	—	—	—	12,391,659	12,391,659
Private Fund:
Opportunistic	—	—	—	6,541,482	6,541,482
Short-Term Investment	16,645,922	—	—	—	16,645,922
Total Investments	$378,737,726	$—	$—	$18,933,141	$397,670,867

48

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

There were no transfers into or out of level 3 for the Taxable Bond Fund during the year ended March 31, 2026.

Certain investments valued using the NAV as a practical expedient in which the Taxable Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Taxable Bond Fund and their attributes as of March 31, 2026:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Non-Traded Business Development Company - Private Credit (a)	$12,391,659	N/A	Indefinite	Quarterly	N/A	Subject to quarterly tender offer terms; 5% fund-level gate.

Private Fund - Private Credit (a)	6,541,482	500,000	5 Years (Subject to one year extension)	None	N/A	N/A
	$18,933,141	$500,000

(a)	This category includes funds that focus on senior, floating rate loans to private equity-backed, lower middle-market companies.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$994,885,206	$—	$—	$994,885,206
Exchange-Traded Funds	89,192,101	—	—	—	89,192,101
Closed-End Mutual Funds	6,433,201	—	—	—	6,433,201
Private Investments:
Private Funds	—	—	—	130,645,699	130,645,699
Warrant	—	3,300	—	—	3,300
Short-Term Investments	41,098,499	—	—	—	41,098,499
Total Investments	$136,723,801	$994,888,506	$—	$130,645,699	$1,262,258,006

There were no transfers into or out of level 3 for the Municipal Bond Fund during the year ended March 31, 2026.

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to,

49

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of March 31, 2026:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative- Value (a)	$130,645,699	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of master fund’s assets
	$130,645,699	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of March 31, 2026:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	8.2%	Fixed Income Relative-Value	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

50

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Foreign Collective Investment Funds:
Alternative Diversifiers	$134,753,298	$—	$—	$133,140,555	$267,893,853
Open-End Mutual Funds:
Alternative Diversifiers	104,890,921	—	—	—	104,890,921
Core Diversifiers	135,767,308	—	—	—	135,767,308
Core/Alternative Diversifier	274,683,737	—	—	—	274,683,737
Exchange-Traded Funds:
Alternative Diversifier	93,012,855	—	—	—	93,012,855
Core Diversifiers	50,082,410	—	—	—	50,082,410
Private Funds:
Alternative Diversifiers	—	—	—	109,604,929	109,604,929
Short-Term Investment	22,227,071	—	—	—	22,227,071
Total Investments	$815,417,600	$—	$—	$242,745,484	$1,058,163,084

There were no transfers into or out of level 3 for the Defensive Allocation Fund during the year ended March 31, 2026.

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of March 31, 2026:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Foreign Collective
Investment Fund –
Multi-Strategy (a)	$133,140,555	N/A	Indefinite	Weekly	3 business days	N/A

Private Funds –
Multi-Strategy (a)	$109,604,929	N/A	Indefinite	Quarterly- Semi-annual	60-90 calendar days	1) 0%-20% fund-level gate; 2) 5%-12.5% investor-level gate per cycle.
	$242,745,484	N/A

(a)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

51

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of March 31, 2026:

Investment Category	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Foreign Collective Investment Fund–
Wilshire Bridgewater Managed Alpha (Ireland) Fund	12.6%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Weekly	N/A
Private Fund–
Millennium International, Ltd. - Class GG	6.0%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Quarterly	5% investor-level gate per cycle.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Austria	$—	$1,846,260	$—	$—	$1,846,260
Belgium	—	3,629,095	—	—	3,629,095
Brazil	693,588	2,933,176	—	—	3,626,764
Canada	1,144,546	—	—	—	1,144,546
Cayman Islands	—	2,639,958	—	—	2,639,958
China	—	1,294,067	—	—	1,294,067
Denmark	—	2,680,646	—	—	2,680,646
France	—	11,696,732	—	—	11,696,732
Germany	—	5,003,108	—	—	5,003,108
Hong Kong	—	932,447	—	—	932,447
India	1,462,107	—	—	—	1,462,107
Ireland	3,146,664	779,414	—	—	3,926,078
Israel	—	2,406,556	—	—	2,406,556
Italy	—	2,065,361	—	—	2,065,361
Japan	—	10,162,295	—	—	10,162,295
Netherlands	4,961,820	2,813,511	—	—	7,775,331
Singapore	2,550,256	1,609,265	—	—	4,159,521

52

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock (Continued)
South Korea	$—	$2,476,260	$—	$—	$2,476,260
Spain	—	1,190,847	—	—	1,190,847
Sweden	1,877,572	1,924,937	—	—	3,802,509
Switzerland	—	5,671,452	—	—	5,671,452
Taiwan	—	13,187,428	—	—	13,187,428
United Kingdom	—	22,360,083	—	—	22,360,083
United States	208,309,170	—	—	—	208,309,170
Exchange-Traded Funds	167,605,596	—	—	—	167,605,596
Foreign Collective Investment Fund	61,356,966	—	—	—	61,356,966
Open-End Mutual Funds	544,132,696	—	—	—	544,132,696
Private Funds	—	—	—	144,615,730	144,615,730
Short-Term Investments	44,046,139	13,995,406	—	—	58,041,545
Total Investments	$1,041,287,120	$113,298,304	$—	$144,615,730	$1,299,201,154

There were no transfers into or out of level 3 for the Equity Allocation Fund during the year ended March 31, 2026.

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of March 31, 2026:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds -
Long/Short Equity (a)	$144,615,730	N/A	Indefinite	Monthly	45 Days - 2 Months	1) 0%-15% fund-level gate. 2) N/A- 12 month lock-up
	$144,615,730	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

53

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of March 31, 2026:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	7.4%	Long/Short Equity	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

(d)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from private funds are recorded on the effective date, based on the character determined by the private fund. Return of capital or security distributions received from private funds and securities are accounted for as a reduction to cost. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e) Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on March 31, 2026.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

54

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, time deposits, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

For the year ended March 31, 2026, the Taxable Bond Fund, Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at March 31, 2026. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of March 31, 2026:

Description	Par	Value
Repurchase Agreement with Deutsche Bank Securities, Inc., 3.60%, 4/1/2026* #	$10,237,549	$10,237,549
Repurchase Agreement with HSBC Bank, PLC, 3.64%, 4/1/2026* #	2,000,000	2,000,000
Repurchase Agreement with The Bank of Nova Scotia, Toronto, 3.76%, 4/1/2026* #	1,000,000	1,000,000
Repurchase Agreement with BNP Paribas Financial Markets S.N.C., 3.68%, 4/1/2026* #	707,857	707,857
Repurchase Agreement with Societe Generale, 3.60%, 4/1/2026* #	50,000	50,000
Total	$13,995,406	$13,995,406

*	The rate shown is the annualized 7-day subsidized yield as of March 31, 2026.

#	The repurchase agreements are collateralized by Equity and U.S. Treasury Securities in the amount of $14,375,515.

As of March 31, 2026, the Equity Allocation Fund held Non-Cash Collateral in the amount of $3,792,195 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the year ended March 31, 2026, the Equity Allocation Fund paid $54,267 to JPM from securities lending revenue.

55

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(g)	Distributions to Shareholders

The Taxable Bond Fund and Municipal Bond Fund intend to pay dividends from net investment income at least quarterly. The Defensive Allocation Fund and Equity Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(h)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

(i)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(j)	Commitments and Contingencies

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(k)	Derivatives

Futures Contracts – The Municipal Bond Fund invests in futures contracts for purpose of hedging its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund only enters into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

A futures contract is an agreement between two parties to buy and sell a security, index or interest rate (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract. Other futures contracts, such as futures contracts on indices or interest rates, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference

56

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(k)	Derivatives (Continued)

between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). These contracts also may be settled by entering into an offsetting futures contract.

The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

(l)	Consolidation of Subsidiary

DAF Subholding, LLC (the “Subsidiary), is a wholly-owned Delaware corporate subsidiary of the Defensive Allocation Fund. The Subsidiary was formed on July 21, 2025 to facilitate the Fund’s exposure to certain investments in a manner consistent with the income and diversification requirements of the Regulated Investment Company. The financial statements of Defensive Allocation Fund include the accounts of the Fund and its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. As of and during the year ended March 31, 2026, the Subsidiary had no assets or liabilities, recognized no income or expenses, and remained inactive. There were no transactions between Defensive Allocation Fund and the Subsidiary.

(m)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

The Subsidiary is a domestic limited liability company that will be treated as a corporation for tax reporting. The Subsidiary will be subject to federal, state and local income taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years. As of and during the year ended March 31, 2026, the Funds did not record a liability for any tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

57

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(n)	Market Risks

Due to market conditions, the value of the Funds’ investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Funds.

(o)	Non-Diversification Risk

Defensive Allocation Fund is considered non-diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular issuer held by the Fund may affect its value more than if it invested in a larger number of issuers and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through July 31, 2026. The advisory fee waiver is not subject to recoupment. During the year ended March 31, 2026, the Adviser waived $572,007 of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2026, the Adviser waived $201,882 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through July 31, 2026. The advisory fee waiver is not subject to recoupment. For the year ended March 31, 2026, the Adviser waived $726,945 of its advisory fee for the Municipal Bond Fund.

58

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2026, the Adviser waived $726,945 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.08% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.02% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2026, the Adviser waived $806,293 under the Administration Agreement.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through July 31, 2026. The advisory fee waiver is not subject to recoupment. During the year ended March 31, 2026, the Adviser waived $1,084,366 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser had contractually agreed to waive expenses at a rate of 0.05% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.05% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2026, the Adviser waived $677,719 under the Administration Agreement.

(b)	Sub-Advisory Fees

Allspring Global Investments, LLC, MacKay Shields, LLC and Nuveen Asset Management, LLC serve as the sub-advisers of the Municipal Bond Fund. Grantham, Mayo, Van Otterloo & Co. LLC and Wellington Management Company LLP serve as the sub-advisers of the Equity Allocation Fund. Prior to October 31, 2025, Aperio Group, LLC served as a sub-adviser to the Equity Allocation Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

59

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer, as well as an additional payment for (i) each telephonic meeting of the Board that he or she attends and (ii) any other telephonic communication for which the Independent Trustees approve such payment. Effective April 1, 2025, the annual retainer is $95,000. The Chair of the Board is paid an additional $5,000 per year. Each Trustee who is a member of the Audit Committee is paid an additional $2,000 per year. The Chair of the Audit Committee is paid an additional $8,000 per year.

4. INVESTMENT TRANSACTIONS

For the year ended March 31, 2026, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Taxable Bond Fund	$107,531,771	$1,400,212	$—	$—
Municipal Bond Fund	21,388,790	76,115,738	288,876,964	187,602,915
Defensive Allocation Fund	122,460,244	156,519,308	—	—
Equity Allocation Fund	281,305,740	392,042,029	—	—

60

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

5.	INVESTMENTS IN AFFILIATED ISSUERS

As of March 31, 2026, certain Defensive Allocation Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Defensive Allocation Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the year ended March 31, 2026) is shown below:

Investment	Shares 3/31/2025	Shares 3/31/2026	Fair Value 3/31/2025	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 3/31/26	Dividend Income
Defensive Allocation Fund
GMO Benchmark-Free Allocation Fund - Class IV	9,052,451	8,575,827	$243,873,040	$—	$(14,000,000)	$1,277,236	$43,533,461	$274,683,737	$11,002,466
Lazard Rathmore Alternative Fund - Class E (1)	726,347	—	82,689,444	—	(87,591,890)	709,980	4,192,466	—	—
Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares	1,211,225	1,082,218	130,861,490	—	(16,000,000)	833,762	17,445,303	133,140,555	—
Total Defensive Allocation Affiliated Investments			$457,423,974	$—	$(117,591,890)	$2,820,978	$65,171,230	$407,824,292	$11,002,466

(1)

This security qualified as an affiliated investment as of March 31, 2025, but did not meet the definition of an affiliated investment as of March 31, 2026. The reclassification from affiliated to non-affiliated status is reflected as of year-end and is included in the Proceeds From Sales or Other Dispositions column. The security is held in the portfolio, see the Schedule of Investments for current value.

6.	OTHER DERIVATIVE INFORMATION

The quarterly average notional value for short futures contracts for the Municipal Bond Fund during the year ended March 31, 2026 was $(70,604), which is indicative of the volume of activity during the period. The effects of these derivative instruments on the Municipal Bond Fund’s financial performance by risk category during the year ended March 31, 2026 are reflected in Statement of Operations and are presented in the table below. The Municipal Bond Fund did not hold any derivative instruments as of March 31, 2026.

Primary Underlying Risk	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate
Short Futures Contracts	$21,488	$—

61

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

7.	FEDERAL TAX INFORMATION

At March 31, 2026, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Cost of investments	$409,708,593	$1,296,937,139	$906,995,194	$1,005,789,566

Gross unrealized appreciation	$4,602,717	$11,308,591	$155,841,401	$333,960,361
Gross unrealized depreciation	(16,640,443)	(45,987,724)	(4,673,511)	(40,548,773)

Net unrealized appreciation/(depreciation) on investments	$(12,037,726)	$(34,679,133)	$151,167,890	$293,411,588

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 28, 2026, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Taxable Bond Fund	$—	$—
Municipal Bond Fund	(214,930)	214,930
Defensive Allocation Fund	(407)	407
Equity Allocation Fund	(1,980)	1,980

62

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

7.	FEDERAL TAX INFORMATION (Continued)

As of February 28, 2026, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Undistributed ordinary income	$2,438,084	$912,000	$10,920,639	$209,854
Undistributed tax-exempt income	—	8,424,725	—	—
Undistributed long-term capital gains	—	—	8,222,757	109,266,749
Tax Accumulated earnings	2,438,084	9,336,725	19,143,396	109,476,603
Accumulated capital and other losses	(15,509,169)	(41,324,705)	—	(15,827)
Unrealized appreciation/(depreciation) on investments	(3,126,122)	(9,697,936)	185,905,524	373,253,219
Unrealized appreciation on foreign currency	—	—	—	89,180
Total distributable earnings/(losses)	$(16,197,207)	$(41,685,916)	$205,048,920	$482,803,175

The tax character of distributions is disclosed for each Fund’s tax year, not the fiscal year, as it represents final and accurate information.

The tax character of the distributions paid by the Taxable Bond Fund during the fiscal tax years ended February 28, 2026 and February 28, 2025, is as follows:

	Year Ended February 28, 2026	Year Ended February 28, 2025
Distributions paid from:
Ordinary Income	$13,988,940	$16,632,347
Total taxable distributions	13,988,940	16,632,347
Total distributions paid	$13,988,940	$16,632,347

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2026 and February 28, 2025, is as follows:

	Year Ended February 28, 2026	Year Ended February 28, 2025
Distributions paid from:
Ordinary Income	$966,194	$1,207,934
Total taxable distributions	966,194	1,207,934
Tax-exempt dividends	44,704,366	44,192,711
Total distributions paid	$45,670,560	$45,400,645

63

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2026

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 28, 2026 and February 28, 2025, is as follows:

	Year Ended February 28, 2026	Year Ended February 28, 2025
Distributions paid from:
Ordinary Income	$46,087,674	$46,125,654
Total taxable distributions	46,087,674	46,125,654
Total distributions paid	$46,087,674	$46,125,654

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2026 and February 28, 2025, is as follows:

	Year Ended February 28, 2026	Year Ended February 28, 2025
Distributions paid from:
Ordinary Income	$21,734,548	$20,398,975
Net long-term capital gains	130,916,067	77,093,309
Total taxable distributions	152,650,615	97,492,284
Total distributions paid	$152,650,615	$97,492,284

As of February 28, 2026, the Municipal Bond Fund and the Defensive Allocation Fund utilized $0 and $22,072,143, respectively, of capital loss carryforwards to offset current year capital gains.

As of February 28, 2026, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Taxable Bond Fund	$382,340	$15,126,829
Municipal Bond Fund	18,640,379	22,684,326

8.	NEW ACCOUNTING PRONOUNCEMENTS

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. The Funds’ adoption of ASU 2023-09 did not materially impact financial statement disclosures and did not affect the Funds’ financial position or the results of its operations.

9.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

64

ASPIRIANT TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Aspiriant Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the “Funds”), each a series of Aspiriant Trust (the “Trust”), including the schedules of investments, as of March 31, 2026, the related statements of operations, the statements of changes in net assets and the financial highlights for the year ended March 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations, the change in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets for the year ended March 31, 2025 and the financial highlights for each of the four years in the period ended March 31, 2025 have been audited by other auditors, whose report dated May 27, 2025 expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Funds’ auditor since 2026.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, brokers, third party fund managers and issuers of the private investments or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 26, 2026

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a) Previous independent registered public accounting firm:

On November 18, 2025, the Funds’ Board of Directors/Trustees (the “Board”), upon recommendation from the Audit Committee, notified Deloitte & Touche LLP (“Deloitte”) that it would be dismissed as the independent registered public accounting firm for the Funds. Deloitte’s audit reports on the Funds’ financial statements as of and for the fiscal years ended March 31, 2025 and March 31, 2024 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended March 31, 2025 and March 31, 2024, there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of Deloitte would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Funds’ fiscal years ended March 31, 2025 and March 31, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

(b) New independent registered public accounting firm:

On November 18, 2025, the Board, upon recommendation from the Audit Committee, appointed Tait, Weller & Baker LLP (“Tait”) as the new independent registered public accounting firm for the Funds for the fiscal year ending March 31, 2026. During the Funds’ fiscal years ended March 31, 2025 and March 31, 2024, the Funds have not consulted with Tait regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure. The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on November 18, 2025, the Board of Trustees (the “Board”) considered the renewal of (1) the Trust’s advisory agreement with Aspiriant, LLC (the “Adviser”), on behalf of the Aspiriant Risk-Managed Taxable Bond Fund (“Taxable Bond Fund”), Aspiriant Risk-Managed Municipal Bond Fund (“Municipal Bond Fund”), Aspiriant Defensive Allocation Fund (“Defensive Allocation Fund”) and Aspiriant Risk-Managed Equity Allocation Fund (“Equity Allocation Fund”) (each, a “Fund” and collectively, the “Funds”), (2) the sub-advisory agreements between the Adviser and each of Allspring Global Investments, LLC (“Allspring”), MacKay Shields LLC (“MacKay”), and Nuveen Asset Management, LLC (“Nuveen”) with respect to the Municipal Bond Fund, and (3) the sub-advisory agreements between the Adviser and each of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and Wellington Management Company LLP (“Wellington”, together with Allspring, MacKay, Nuveen, and GMO, the “Sub-Advisers”) with respect to Equity Allocation Fund.

After the initial two-year term, each agreement must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. Each year after the initial term, the Board calls and holds a meeting to decide whether to continue the agreements for an additional one-year term.

In considering whether to renew the Trust’s advisory and sub-advisory agreements, the Trustees requested and reviewed a wide variety of information from the Adviser and Sub-Advisers to help the Trustees evaluate the Adviser’s and Sub-Advisers’ services and fees under the agreements. Representatives from the Adviser provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials from the Adviser and Sub-Advisers, the Adviser’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreements in light of this information. The information received specifically for the annual review supplemented information provided to the Board throughout the year relating to the Funds, the Adviser, and the Sub-Advisers. The Board, which is composed entirely of Independent Trustees, was advised by independent legal counsel during the review process and met in executive session with such counsel without representatives of the Adviser or Sub-Advisers present.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser to each Fund, as applicable, the Board reviewed, among other things, the Adviser’s and each Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-Adviser, as applicable.

Performance

The Board reviewed information regarding the performance of each Fund for various periods, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portions of the Municipal Bond Fund managed by Allspring, MacKay and Nuveen, and the portions of the Equity Allocation Fund managed by GMO and Wellington. The Board noted periods of outperformance and underperformance relative to each Fund’s comparative index and Morningstar fund universe. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund and the portions of the Funds managed by Allspring, MacKay, Nuveen, GMO, and Wellington, as applicable.

Costs of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that the advisory fee for the Taxable Bond Fund was in line with the lowest 10% of funds in its Morningstar fund universe, that the advisory fee for each of the Municipal Bond Fund and Equity Allocation Fund was in line with the lowest 20% of funds in its respective Morningstar fund universe, and that the advisory fee for Defensive Allocation Fund was the lowest in its Morningstar fund universe. The Trustees noted that the Adviser does not manage any other client accounts using the same strategies as the Funds, and, therefore, they did not have a basis for comparing the Funds’ advisory fees to those of other clients of the Adviser. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the applicable Funds. The Board further noted that the net expense ratio of each of the Taxable Bond Fund, Defensive Allocation Fund and Equity Allocation Fund was in the highest 10% of funds in its respective Morningstar category, and that the net expense ratio of Municipal Bond Fund was in the lowest 30% of funds in its Morningstar category. With respect to those assets of a Fund that the Adviser invests in underlying funds, the Board noted that each Fund’s advisory fee is based on services that the Adviser provides to the Fund that are in addition to, not duplicative of, the services provided to an underlying fund by an adviser to the underlying fund. The Board concluded that each Fund’s advisory fee and, if applicable, sub-advisory fee are fair and reasonable in light of the services that the Fund receives.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and Sub-Advisers and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board noted that the Adviser reimburses its clients that are also shareholders of a Fund all net ordinary income that it receives from such Fund. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business and noting that other profitability methodologies might also be reasonable, the Board determined that the level of profitability of the Adviser and Sub-Advisers was within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that most of the Sub-Advisers’ fee schedules include breakpoints and that the Adviser had decreased its fee over time with respect to the Municipal Bond Fund and Equity Allocation Fund, and currently was contractually waiving a portion of its fee with respect to the Taxable Bond Fund, Municipal Bond Fund and Equity Allocation Fund, thereby reducing the amount that it retains after paying the Sub-Advisers, if applicable. The Board concluded that the Funds’ shareholders were benefitting from any economies of scale realized by the Adviser with respect to the Funds.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board unanimously concluded that the Adviser’s and Sub-Advisers’ fees are fair and reasonable in light of the services provided to the Funds and approved the continuation of the agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) (1) Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2. Filed herewith.

(2)	Not applicable.

(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4)	Not applicable.

(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	6/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	6/5/2026

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	6/5/2026